UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05149 and 811-10631

Name of Fund:  Funds For Institutions Series

FFI Government Fund
FFI Institutional Fund
FFI Institutional Tax-Exempt Fund
FFI Premier Institutional Fund
FFI Select Institutional Fund
FFI Treasury Fund

Master Institutional Money Market LLC
Master Institutional Portfolio
Master Institutional Tax-Exempt Portfolio
Master Premier Institutional Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, Funds For Institutions Series

              and Master Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2015

Date of reporting period: 04/30/2015

Item 1 – Report to Stockholders

APRIL 30, 2015

ANNUAL REPORT

Funds For Institutions Series

➢	FFI Premier Institutional Fund
➢	FFI Institutional Fund
➢	FFI Select Institutional Fund
➢	FFI Government Fund
➢	FFI Treasury Fund
➢	FFI Institutional Tax-Exempt Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015

The Markets in Review

Dear Shareholder,

Financial market performance was generally positive for the 6- and 12-month periods ended April 30, 2015, although volatility increased from the remarkably low levels seen in recent years. In 2014, as the U.S. Federal Reserve (the “Fed”) gradually reduced its bond buying program (which ultimately ended in October), U.S. interest rates surprisingly trended lower and stock prices forged ahead despite high valuations on the back of a multi-year bull market.

Around mid-year, however, geopolitical tensions intensified in Ukraine and the Middle East and oil prices became highly volatile, stoking worries about economic growth outside the United States. As the U.S. economy continued to post stronger data, investors grew concerned that the Fed would raise short-term rates sooner than previously anticipated. The U.S. dollar appreciated and global credit markets tightened, ultimately putting a strain on investor flows, and financial markets broadly weakened in the third quarter.

U.S. economic growth picked up considerably in the fourth quarter while the broader global economy showed signs of slowing. U.S. markets significantly outperformed international markets during this period even as the European Central Bank (“ECB”) and the Bank of Japan eased monetary policy, which drove further strengthening in the U.S. dollar. Oil prices plummeted due to a global supply-and-demand imbalance, sparking a selloff in energy-related assets and stress in emerging markets. Fixed income investors piled into U.S. Treasuries as their persistently low yields became attractive as compared to international sovereign debt.

Equity markets reversed in 2015, with U.S. stocks underperforming international markets. Investors had held high expectations for the U.S. economy, but after a harsh winter, first-quarter data disappointed and high valuations took their toll on U.S. stocks. The continued appreciation of the dollar was an additional headwind for exporters. Although U.S. economic momentum had broadly weakened, the labor market — a key determinant for the Fed’s decision on the future of interest rate policy — showed improvement, keeping investors on edge about when to expect the first rate hike.

In contrast, economic reports in Europe and Asia easily beat investors’ very low expectations, and accommodative policies from central banks in those regions helped international equities rebound. The ECB’s asset purchase program was the largest in scale and effect on the markets. Global sentiment improved with a ceasefire in Ukraine and an improving outlook for Greece’s continued membership in the eurozone. Emerging market stocks rebounded in April as oil prices appeared to stabilize.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2015
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	4.40%	12.98%
U.S. small cap equities (Russell 2000® Index)	4.65	9.71
International equities (MSCI Europe, Australasia, Far East Index)	6.81	1.66
Emerging market equities (MSCI Emerging Markets Index)	3.92	7.80
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.01	0.02
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	3.59	8.03
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	2.06	4.46
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.27	4.86
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.52	2.59
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the 12-Month Period Ended April 30, 2015

The Federal Open Market Committee (“FOMC”) maintained the federal funds rate (the key overnight lending rate) in the target range of 0.00% to 0.25% during the 12-month period ended April 30, 2015. The FOMC’s statement released at the conclusion of their April 29 meeting was mostly in line with market expectations. The statement acknowledged that growth had slowed during the first quarter but the FOMC attributed this, at least in part, to transitory weakness in energy and import prices. The FOMC stated that they remain “reasonably confident that inflation will move back to its 2% objective over the medium term” as the impact of these factors is expected to dissipate. Additionally, the statement omitted any calendar reference with regard to a rate hike as the focus was placed instead on labor and inflation data. This marked the first time in six years that the FOMC provided no calendar-based guidance. Anticipation of a pending rate increase remains tempered following the most recent forecasts that were released after the FOMC’s March 18 meeting. These forecasts included a slightly lower outlook for 2015 and 2016 gross domestic product (“GDP”), reduced inflation forecasts and a revised prediction for the unemployment rate falling further than thought a few months earlier. Officials also slashed their median estimate for the federal funds rate to 0.625% for the end of 2015 from the 1.125% estimated in December 2014.

Chairwoman Yellen followed the release of the March statement with a scheduled press conference in which she further clarified the FOMC’s views. Ms. Yellen stressed that there had been no firm decision on the timing of a first rate hike. Regarding the FOMC’s lower GDP forecasts, Ms. Yellen stated that she continues to view the U.S. economy as growing moderately and continued to characterize inflation weakness as transitory. She explained that there is “no simple answer” for when to raise rates, noting that the FOMC should be neither premature nor behind the curve in its decision.

In the eurozone, slow economic growth combined with falling inflation measures compelled the European Central Bank (“ECB”) to cut its key rates by 0.10% in July, and an additional 0.10% in September, boldly taking the deposit rate to a negative 0.20%. In late 2014, the central bank implemented an asset purchase program focused on asset-backed securities and covered bonds. In January 2015, the ECB announced a larger-than-expected bond-buying program, which ECB President Mario Draghi referred to as the final part of a set of policies that include buying €1.1 trillion of government bonds, European institutional debt and private sector assets between March 2015 and September 2016. The ECB improved its prediction for economic growth this year to 1.5%, up from 1% previously, and anticipated that low inflation would persist in the months ahead before prices begin to rise in late 2015, with 1.8% inflation in 2017.

London Interbank Offered Rates (“LIBOR”) moved slightly higher over the period amid speculation of a possible rate hike from the Federal Reserve (the “Fed”) in mid- to late-2015. The benchmark three-month LIBOR ended the period at 0.278%, which is just over five basis points (0.05%) higher than it had been 12 months prior.

In the short-term tax-exempt market, conditions remained stable with strong demand and low supply. During the 12-month period, the benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day, high-quality, tax-exempt variable rate demand notes (“VRDNs”) as calculated by Municipal Market Data, ranged between an all-time low of 0.02% and a high of 0.11%, averaging just 0.04% for the period. VRDN new issuance was light as municipal issuers focused on issuing longer term bonds at attractive low yield levels. As monetary policy continued to be accommodative, VRDN demand remained well supported by market participants desiring defensive positions heading into an eventual rising rate environment. As a result, dealer VRDN inventory remained at manageable levels, keeping rates in check. In fact, the SIFMA Index remained at its all-time low of 0.02% for an unprecedented 14 consecutive weeks to begin 2015. Finally, as tax-exempt money funds experienced outflows in April, which is a seasonal trend driven by shareholders redeeming shares to pay their federal and state income tax bills, the SIFMA Index moved higher to end the period at 0.11% as VRDN inventory accumulated on dealer balance sheets.

Given the continued improvement in the fiscal health of municipal finances, issuer’s needs for short-term borrowing continued to decline year-over-year, causing a lower supply of one-year fixed-rate notes in the municipal market and keeping rates relatively low. June marked the beginning of “note season,” when municipalities typically issue the bulk of their one-year tax and revenue anticipation notes. Generally speaking, municipal money market funds seek to take advantage of note season to extend their weighted average maturity, pick up yield, and diversify beyond bank exposure in the form of VRDN credit enhancement. Recently, municipal money fund investors have become more selective within one-year securities, and maturities beyond six months have experienced spread widening given the low levels and the growing anticipation of the first increase in short-term rates by the Fed. One-year municipal note yields ended the period at 0.20%, up five basis points for the 12-month period according to Municipal Market Data. As a change to the FOMC’s monetary policy remains on the horizon and fund investors face unprecedented money market fund reform, the desire to maintain defensive positioning is strong. Thus, issuers will soon need to offer greater yield premiums to entice buyers to extend out to the full year maturity, causing the short-term municipal yield curve to steepen.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015

Fund Information as of April 30, 2015	Funds For Institutions Series

FFI Premier Institutional Fund

FFI Premier Institutional Fund’s (the “Fund”) investment objective is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

	7-Day SEC Yield	7-Day Yield
As of April 30, 2015	0.10%	0.10%

FFI Institutional Fund

FFI Institutional Fund’s (the “Fund”) investment objective is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

	7-Day SEC Yield	7-Day Yield
As of April 30, 2015	0.03%	0.03%

FFI Select Institutional Fund

FFI Select Institutional Fund’s (the “Fund”) investment objective is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

	7-Day SEC Yield	7-Day Yield
As of April 30, 2015	0.08%	0.08%

FFI Government Fund

FFI Government Fund’s (the “Fund”) investment objective is to seek current income consistent with liquidity and security of principal by investing in a portfolio of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

	7-Day SEC Yield	7-Day Yield
As of April 30, 2015	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	53%
U.S. Government Sponsored Agency Obligations	47
Total	100%

FFI Treasury Fund

FFI Treasury Fund’s (the “Fund”) investment objective is to seek current income consistent with liquidity and security of principal by investing in a portfolio of securities that are direct obligations of the U.S. Treasury.

	7-Day SEC Yield	7-Day Yield
As of April 30, 2015	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	100%

FFI Institutional Tax-Exempt Fund

FFI Institutional Tax-Exempt Fund’s (the “Fund”) investment objectives are to seek current income exempt from Federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short-term, high quality tax-exempt money market securities.

	7-Day SEC Yield	7-Day Yield
As of April 30, 2015	0.02%	0.02%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015	5

Disclosure of Expenses	Funds For Institutions Series

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration or investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on November 1, 2014 and held through April 30, 2015) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[2]
	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During the Period[1]	Annualized Expense Ratio
FFI Premier Institutional Fund[3]	$1,000.00	$1,000.50	$0.84	$1,000.00	$1,023.95	$0.85	0.17%
FFI Institutional Fund[3]	$1,000.00	$1,000.20	$1.04	$1,000.00	$1,023.75	$1.05	0.21%
FFI Select Institutional Fund[3]	$1,000.00	$1,000.30	$0.89	$1,000.00	$1,023.90	$0.90	0.18%
FFI Government Fund	$1,000.00	$1,000.10	$0.55	$1,000.00	$1,024.25	$0.55	0.11%
FFI Treasury Fund	$1,000.00	$1,000.10	$0.20	$1,000.00	$1,024.60	$0.20	0.04%
FFI Institutional Tax-Exempt Fund[3]	$1,000.00	$1,000.30	$0.30	$1,000.00	$1,024.50	$0.30	0.06%

[1]	Expenses for each Fund are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

[3]	Because the Funds invest significantly in their respective Master Portfolio, the expense example reflects the net expenses of both the Funds and the Master Portfolios in which they invest.

6	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015

Schedule of Investments April 30, 2015	FFI Government Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae, 0.50%, 9/28/15	$4,135	$4,140,872
Fannie Mae Discount Notes (a):
0.10%, 5/21/15	14,145	14,144,214
0.14%, 7/08/15	14,120	14,116,266
0.16%, 8/17/15	15,160	15,152,723
0.13%, 9/14/15	7,560	7,556,287
Fannie Mae Variable Rate Notes, 0.15%, 8/05/15 (b)	11,000	10,999,412
Federal Farm Credit Bank Discount Notes, 0.23%, 12/23/15 (a)	12,776	12,756,737
Federal Farm Credit Bank Variable Rate Notes (b):
0.21%, 6/26/15	8,000	8,000,943
0.18%, 2/26/16	16,564	16,563,661
0.18%, 12/16/16	14,938	14,938,000
Federal Home Loan Bank:
0.13%, 7/02/15	12,945	12,945,162
0.13%, 8/17/15	6,380	6,379,604
0.20%, 8/18/15	8,926	8,925,885
1.63%, 8/20/15	31,905	32,048,636
0.20%, 8/24/15	5,000	5,000,200
0.65%, 8/24/15	6,560	6,570,013
0.20%, 8/25/15	18,281	18,281,281
0.21%, 8/28/15	12,015	12,014,804
0.38%, 8/28/15	7,110	7,114,830
0.19%, 9/01/15	13,285	13,284,186
0.09%, 9/02/15	3,760	3,759,584
0.16%, 10/09/15	10,140	10,138,958
0.21%, 10/09/15	3,000	2,999,631
0.34%, 3/14/16	15,840	15,836,779
Federal Home Loan Bank Discount Notes (a):
0.09%, 7/17/15	4,250	4,249,227
0.14%, 8/19/15	16,100	16,093,113
0.17%, 10/02/15	19,225	19,211,430
0.16%, 10/07/15	5,700	5,695,922
0.16%, 10/16/15	4,250	4,246,926
Federal Home Loan Bank Variable Rate Notes (b):
0.19%, 7/16/15	10,000	10,000,000
0.16%, 11/25/15	8,679	8,679,499
0.15%, 12/09/15	11,000	10,998,790
0.17%, 12/11/15	9,000	8,999,437
0.14%, 4/15/16	25,000	25,000,000
0.16%, 5/20/16	9,998	9,998,384
0.16%, 5/27/16	10,698	10,698,257
Freddie Mac Discount Notes (a):
0.10%, 5/06/15	9,152	9,151,873
0.10%, 5/20/15	39,435	39,432,919
0.12%, 5/29/15	9,135	9,134,147
0.07%, 6/03/15	12,390	12,389,205
0.15%, 6/15/15	3,733	3,732,309
0.09%, 6/25/15	8,265	8,263,864
0.13%, 9/02/15	18,215	18,206,844
0.14%, 9/17/15	7,286	7,282,061
Freddie Mac Variable Rate Notes (b):
0.16%, 10/16/15	6,100	6,100,000
0.17%, 11/25/15	15,000	15,000,000
0.14%, 2/18/16	20,280	20,277,517
0.19%, 1/13/17	9,495	9,493,349
Total U.S. Government Sponsored Agency Obligations — 47.4%		566,003,741
Repurchase Agreements — 53.4%	Par (000)	Value
Barclays Capital, Inc., 0.10%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $50,000,139, collateralized by various U.S. Treasury Obligations, 0.00%, due 5/15/30 to 11/15/43, original par and fair values of $88,413,998 and $51,000,024, respectively)	$50,000	$50,000,000
Total Value of Barclays Capital, Inc. (collateral value of $51,000,024)		50,000,000
BNP Paribas Securities Corp., 0.12%, 5/07/15 (Purchased on 4/09/15 to be repurchased at $60,005,600, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 4.50%, due 9/25/19 to 5/25/45, original par and fair values of $1,738,109,714 and $65,820,545, respectively) (c)	60,000	60,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $65,820,545)		60,000,000
Citigroup Global Markets, Inc., 0.11%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $50,000,153, collateralized by various U.S. Treasury Obligations, 0.63% to 2.13%, due 2/15/40 to 2/15/43, original par and fair values of $51,103,280 and $51,000,037, respectively) (d)	50,000	50,000,000
Citigroup Global Markets, Inc., 0.13%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $16,000,058, collateralized by various U.S. Treasury Obligations, 0.00% to 0.13%, due 10/29/15 to 4/15/20 original par and fair values of $16,239,500 and $16,320,046, respectively)	16,000	16,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $67,320,083)		66,000,000
Deutsche Bank Securities, Inc., 0.10%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $50,000,139, collateralized by various U.S. Treasury Obligations, 0.00% to 1.75%, due 3/31/22 to 5/15/40, original par and fair values of $67,229,720 and $51,000,013, respectively) (d)	50,000	50,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $51,000,013)		50,000,000
Goldman Sachs & Co., 0.16%, 5/07/15 (Purchased on 4/30/15 to be repurchased at $34,001,058, collateralized by various U.S. Government Sponsored Agency Obligations, 5.00% to 7.00%, due 11/15/16 to 2/25/43, original par and fair values of $64,581,989 and $36,347,527, respectively)	34,000	34,000,000
Total Value of Goldman Sachs & Co. (collateral value of $36,347,527)		34,000,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015	7

Schedule of Investments (continued)	FFI Government Fund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA), Inc., 0.10%, 5/01/15 (Purchased on 1/27/14 to be repurchased at $75,095,625, collateralized by various U.S. Government Sponsored Agency Obligations, 3.50%, due 9/15/42 to 4/20/45, original par and fair values of $72,185,439 and $76,504,429, respectively) (b)	$75,000	$75,000,000
HSBC Securities (USA), Inc., 0.11%, 5/01/15 (Purchased on 1/27/14 to be repurchased at $20,028,050, collateralized by a U.S. Government Sponsored Agency Obligation, 4.00%, due 5/01/44, original par and fair values of $20,565,000 and $20,602,680, respectively) (b)	20,000	20,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $97,107,109)		95,000,000
J.P. Morgan Securities LLC, 0.19%, 5/01/15 (Purchased on 5/15/13 to be repurchased at $40,151,156, collateralized by various U.S. Government Sponsored Agency Obligations, 0.02% to 6.52%, due 9/20/34 to 12/20/43, original par and fair values of $1,628,950,965 and $44,400,188, respectively) (b)	40,000	40,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $44,400,188)		40,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.10%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $35,357,098, collateralized by various U.S. Treasury Obligations, 0.00%, due 2/15/33 to 2/15/39, original par and fair values of $58,483,512 and $36,064,152, respectively)	35,357	35,357,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $63,000,210, collateralized by various U.S. Government Sponsored Agency Obligations, 2.00% to 3.50%, due 11/25/27 to 9/15/44, original par and fair values of $106,320,414 and $67,410,000, respectively)	63,000	63,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.16%, 5/06/15 (Purchased on 4/29/15 to be repurchased at $13,000,404, collateralized by various U.S. Government Sponsored Agency Obligations, 3.00% to 7.00%, due 3/25/23 to 10/25/51, par and fair values of $166,534,437 and $13,910,000, respectively)	13,000	13,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $117,384,152)		111,357,000
Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co. LLC, 0.09%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $15,484,039, collateralized by various U.S. Government Sponsored Agency Obligations, 2.00% to 9.00%, due 7/01/15 to 2/01/43, original par and fair values of $65,551,885 and $15,948,520, respectively)	15,484	15,484,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $15,948,520)		15,484,000
TD Securities (USA) LLC, 0.10%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $5,721,016, collateralized by various U.S. Treasury Obligations, 3.25% to 4.50%, due 6/30/16 to 8/15/39, original par and fair values of $4,468,600 and $5,835,474, respectively)	5,721	5,721,000
TD Securities (USA) LLC, 0.12%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $48,000,002, collateralized by various U.S. Government Sponsored Agency and a U.S. Treasury Obligation, 1.75% to 4.00%, due 3/31/22 to 12/01/28, original par and fair values of $63,901,731 and $49,439,936, respectively)	48,000	48,000,000
Total Value of TD Securities (USA) LLC (collateral value of $55,275,410)		53,721,000
Wells Fargo Securities LLC, 0.12%, 5/01/15 (Purchased on 8/14/14 to be repurchased at $50,000,433, collateralized by a U.S. Government Sponsored Agency Obligation, 3.00%, due 4/01/45, original par and fair values of $50,534,555 and $51,500,001, respectively) (b)	50,000	50,000,000
Wells Fargo Securities LLC, 0.12%, 5/14/15 (Purchased on 2/12/15 to be repurchased at $12,003,640, collateralized by various U.S. Government Sponsored Agency Obligations, 4.00% to 4.50%, due 5/20/41 to 4/15/45, original par and fair values of $13,962,282 and $12,240,001, respectively)	12,000	12,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $63,740,002)		62,000,000
Total Repurchase Agreements — 53.4%		637,562,000
Total Investments (Cost — $1,203,565,741*) — 100.8%		1,203,565,741
Liabilities in Excess of Other Assets — (0.8)%		(9,494,963)

Net Assets — 100.0%		$1,194,070,778

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates paid at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Traded in a joint account.

See Notes to Financial Statements.

8	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015

Schedule of Investments (concluded)	FFI Government Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to Note 2 of the Notes to Financial Statements.

As of April 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,203,565,741	—	$1,203,565,741
[1] See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of April 30, 2015, cash of $471,788 is categorized as Level 1 within the disclosure hierarchy.

During the year ended April 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015	9

Schedule of Investments April 30, 2015	FFI Treasury Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.01% - 0.06%, 5/07/15	$284,376	$284,375,477
0.01% - 0.02%, 5/14/15	57,388	57,387,658
0.02%, 5/21/15	190,799	190,797,410
0.01%, 5/28/15	152,000	151,998,575
0.02%, 6/11/15	26,400	26,399,519
0.03%, 6/18/15	50,000	49,997,833
0.03% - 0.13%, 7/02/15	105,539	105,532,842
0.02%, 7/09/15	50,000	49,998,083
0.09%, 7/16/15	30,000	29,994,458
0.02% - 0.08%, 7/23/15	209,290	209,272,973
0.02%, 7/30/15	50,000	49,996,875
0.07% - 0.08%, 8/06/15	26,761	26,755,533
0.09%, 8/13/15	40,000	39,989,600
0.07%, 8/20/15	70,000	69,985,046
0.07%, 8/27/15	50,000	49,988,938
0.08% - 0.11%, 9/03/15	50,949	50,935,199
0.11%, 9/17/15	25,000	24,989,865
0.12%, 10/01/15	25,000	24,987,250
0.10%, 10/08/15	25,000	24,989,444
U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
0.25%, 7/15/15	25,000	25,009,821
0.25%, 8/15/15	24,610	24,621,404
0.07%, 1/31/16 (b)	27,953	27,948,227
0.09%, 4/30/16 (b)	41,797	41,797,041
0.10%, 7/31/16 (b)	37,475	37,485,807
0.08%, 10/31/16 (b)	58,842	58,826,560
0.11%, 1/31/17 (b)	22,000	22,000,000
Total Investments (Cost — $1,756,061,438*) — 100.0%		1,756,061,438
Liabilities in Excess of Other Assets — (0.0)%		(22,308)

Net Assets — 100.0%		$1,756,039,130

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to Note 2 of the Notes to Financial Statements.

As of April 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,756,061,438	—	$1,756,061,438
[1] See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of April 30, 2015, cash of $95,391 is categorized as Level 1 within the disclosure hierarchy.

During the year ended April 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

10	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015

Statements of Assets and Liabilities

April 30, 2015	FFI Premier Institutional Fund	FFI Institutional Fund	FFI Select Institutional Fund	FFI Government Fund

Assets
Investments at value — from the applicable Master Portfolio[1]	$3,441,444,998	$1,700,278,015	$1,774,437,681	—
Investments at value — unaffiliated[2]	—	—	—	$566,003,741
Repurchase agreements, at value[3]	—	—	—	637,562,000
Cash	—	—	—	471,788
Capital shares sold receivable	56,577,249	2,880,237	29,631,553	6,836,376
Withdrawals receivable from the Master Portfolio	—	4,594	26,500,000	—
Interest receivable	—	—	—	177,163
Prepaid expenses	67,116	36,314	23,091	28,546

Total assets	3,498,089,363	1,703,199,160	1,830,592,325	1,211,079,614

Liabilities
Capital shares redeemed payable	56,577,249	2,884,831	56,131,553	16,766,891
Administration fees payable	320,904	148,422	160,325	—
Investment advisory fees payable	—	—	—	72,859
Income dividends payable	19,554	2,021	24,381	635
Custodian fees payable	—	—	—	18,916
Contributions payable to the Master Portfolio	—	—	—	—
Officer’s and Directors’ fees payable	1,944	640	793	4,306
Other accrued expenses payable	157,328	152,538	96,101	145,229

Total liabilities	57,076,979	3,188,452	56,413,153	17,008,836

Net Assets	$3,441,012,384	$1,700,010,708	$1,774,179,172	$1,194,070,778

Net Assets Consist of
Paid-in capital	$3,440,587,690	$1,699,953,468	$1,774,140,841	$1,194,064,621
Undistributed net investment income	—	—	—	—
Accumulated net realized gain (loss)	—	—	—	6,157
Accumulated net realized gain (loss) allocated from the applicable Master Portfolio	424,694	57,240	38,331	—

Net Assets, $1.00 net asset value per share[4]	$3,441,012,384	$1,700,010,708	$1,774,179,172	$1,194,070,778

[1] Investments at cost — from the applicable Master Portfolio	$3,441,444,998	$1,700,278,015	$1,774,437,681	—
[2] Investments at cost — unaffiliated	—	—	—	$566,003,741
[3] Repurchase agreements at cost — unaffiliated	—	—	—	637,562,000
[4] Shares outstanding, unlimited shares authorized, par value $0.10 per share	3,440,587,690	1,699,953,468	1,774,140,841	1,194,064,621

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015	11

Statements of Assets and Liabilities

April 30, 2015	FFI Treasury Fund	FFI Institutional Tax-Exempt Fund

Assets
Investments at value — from the applicable Master Portfolio[1]	—	$982,304,820
Investments at value — unaffiliated[2]	$1,756,061,438	—
Repurchase agreements, at value[3]	—	—
Cash	95,391	—
Capital shares sold receivable	14,031,535	5,816,271
Withdrawals receivable from the Master Portfolio	—	—
Interest receivable	31,504	—
Prepaid expenses	58,191	37,322

Total assets	1,770,278,059	988,158,413

Liabilities
Capital shares redeemed payable	14,068,756	5,816,183
Administration fees payable	—	—
Investment advisory fees payable	4,094	—
Income dividends payable	—	4,300
Custodian fees payable	—	—
Contributions payable to the Master Portfolio	—	88
Officer’s and Directors’ fees payable	4,954	547
Other accrued expenses payable	161,125	92,579

Total liabilities	14,238,929	5,913,697

Net Assets	$1,756,039,130	$982,244,716

Net Assets Consist of
Paid-in capital	$1,755,987,886	$982,242,149
Undistributed net investment income	—	2,705
Accumulated net realized gain (loss)	51,244	—
Accumulated net realized gain (loss) allocated from the applicable Master Portfolio	—	(138)

Net Assets, $1.00 net asset value per share[4]	$1,756,039,130	$982,244,716

[1] Investments at cost — from the applicable Master Portfolio	—	$982,304,820
[2] Investments at cost — unaffiliated	$1,756,061,438	—
[3] Repurchase agreements at cost — unaffiliated	—	—
[4] Shares outstanding, unlimited shares authorized, par value $0.10 per share	1,755,987,895	980,219,289

See Notes to Financial Statements.

12	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015

Statements of Operations

Year Ended April 30, 2015	FFI Premier Institutional Fund	FFI Institutional Fund	FFI Select Institutional Fund	FFI Government Fund

Investment Income
Interest	$12,166	$4,468	—	$1,494,122
Net investment income allocated from the applicable Master Portfolio:
Interest	12,310,948	4,070,703	$5,395,791	—
Expenses	(3,056,410)	(1,113,803)	(1,469,109)	—
Fees waived and paid indirectly	—	36	32	—

Total income	9,266,704	2,961,404	3,926,714	1,494,122

Fund Expenses
Investment advisory	—	—	—	4,560,414
Administration	5,086,560	2,698,056	3,096,451	—
Transfer agent	342,255	414,818	127,724	212,823
Professional	115,061	54,869	65,125	73,585
Registration	78,981	71,322	84,449	81,479
Printing	14,173	158	7,736	10,158
Officer and Directors	3,173	1,049	1,051	21,077
Custodian	—	—	—	96,601
Accounting services	—	—	—	57,211
Miscellaneous	49,444	42,170	17,115	69,901

Total expenses	5,689,647	3,282,442	3,399,651	5,183,249
Less fees waived by Manager	—	—	—	(3,828,013)
Less fees waived and/or reimbursed by administrator	—	(861,413)	(592,079)	—
Less fees paid indirectly	—	—	—	(285)

Total expenses after fees waived and/or reimbursed and paid indirectly	5,689,647	2,421,029	2,807,572	1,354,951

Net investment income	3,577,057	540,375	1,119,142	139,171

Realized Gain
Net realized gain allocated from the applicable Master Portfolio	427,217	52,097	67,155	—
Net realized gain from investments	—	—	—	8,449

Net Increase in Net Assets Resulting from Operations	$4,004,274	$592,472	$1,186,297	$147,620

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015	13

Statements of Operations

Year Ended April 30, 2015	FFI Treasury Fund	FFI Institutional Tax-Exempt Fund

Investment Income
Interest	$785,829	$3,364
Net investment income allocated from the applicable Master Portfolio:
Interest	—	1,139,820
Expenses	—	(867,237)
Fees waived and paid indirectly	—	462,802

Total income	785,829	738,749

Expenses
Investment advisory	6,185,634	—
Administration	—	1,876,935
Transfer agent	225,832	237,851
Professional	77,135	44,692
Registration	117,554	69,185
Printing	10,538	—
Officer and Directors	25,806	899
Custodian	65,403	—
Accounting services	59,560	—
Miscellaneous	77,219	40,973

Total expenses	6,844,681	2,270,535
Less fees waived by Manager	(6,059,558)	—
Less fees waived and/or reimbursed by administrator	—	(1,895,076)
Less fees paid indirectly	—	—

Total expenses after fees waived and/or reimbursed and paid indirectly	785,123	375,459

Net investment income	706	363,290

Realized Gain
Net realized gain allocated from the applicable Master Portfolio	—	140,443
Net realized gain from investments	87,064	—

Net Increase in Net Assets Resulting from Operations	$87,770	$503,733

See Notes to Financial Statements.

14	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015

Statements of Changes in Net Assets	Funds For Institutions Series

	FFI Premier Institutional Fund		FFI Institutional Fund
	Year Ended April 30,		Year Ended April 30,
Increase (Decrease) in Net Assets:	2015	2014	2015	2014

Operations
Net investment income	$3,577,057	$6,336,321	$540,375	$449,779
Net realized gain	427,217	712,289	52,097	123,993

Net increase in net assets resulting from operations	4,004,274	7,048,610	592,472	573,772

Distributions to Shareholders From[1]
Net investment income	(3,591,156)	(6,336,321)	(546,020)	(449,779)
Net realized gain	(510,901)	—	(95,355)	(168,595)

Decrease in net assets resulting from distributions to shareholders	(4,102,057)	(6,336,321)	(641,375)	(618,374)

Capital Transactions
Net proceeds from sale of shares	28,700,848,701	28,619,951,490	3,852,919,719	5,530,990,547
Reinvestment of distributions	3,663,128	5,503,302	588,203	567,429
Cost of shares redeemed	(31,877,057,224)	(30,727,955,977)	(4,085,022,542)	(5,777,579,471)

Net decrease in net assets derived from capital transactions	(3,172,545,395)	(2,102,501,185)	(231,514,620)	(246,021,495)

Net Assets
Total decrease in net assets	(3,172,643,178)	(2,101,788,896)	(231,563,523)	(246,066,097)
Beginning of year	6,613,655,562	8,715,444,458	1,931,574,231	2,177,640,328

End of year	$3,441,012,384	$6,613,655,562	$1,700,010,708	$1,931,574,231

Undistributed net investment income, end of year	—	$14,099	—	$5,645

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015	15

Statements of Changes in Net Assets	Funds For Institutions Series

	FFI Select Institutional Fund		FFI Government Fund
	Year Ended April 30,		Year Ended April 30,
Increase (Decrease) in Net Assets:	2015	2014	2015	2014

Operations
Net investment income	$1,119,142	$1,340,987	$139,171	$152,204
Net realized gain	67,155	193,330	8,449	21,140

Net increase in net assets resulting from operations	1,186,297	1,534,317	147,620	173,344

Distributions to Shareholders From[1]
Net investment income	(1,124,178)	(1,340,987)	(141,665)	(152,204)
Net realized gain	(119,964)	(235,000)	(16,638)	(17,883)

Decrease in net assets resulting from distributions to shareholders	(1,244,142)	(1,575,987)	(158,303)	(170,087)

Capital Transactions
Net proceeds from sale of shares	19,810,515,835	28,229,156,335	6,571,512,895	7,476,440,802
Reinvestment of distributions	942,021	1,102,644	140,855	155,125
Cost of shares redeemed	(20,630,346,175)	(29,164,984,437)	(7,043,936,801)	(7,661,542,760)

Net decrease in net assets derived from capital transactions	(818,888,319)	(934,725,458)	(472,283,051)	(184,946,833)

Net Assets
Total decrease in net assets	(818,946,164)	(934,767,128)	(472,293,734)	(184,943,576)
Beginning of year	2,593,125,336	3,527,892,464	1,666,364,512	1,851,308,088

End of year	$1,774,179,172	$2,593,125,336	$1,194,070,778	$1,666,364,512

Undistributed net investment income, end of year	—	$5,036	—	$2,494

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

16	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015

Statements of Changes in Net Assets	Funds For Institutions Series

	FFI Treasury Fund		FFI Institutional Tax-Exempt Fund
	Year Ended April 30,		Year Ended April 30,
Increase (Decrease) in Net Assets:	2015	2014	2015	2014

Operations
Net investment income	$706	$951	$363,290	$421,845
Net realized gain	87,064	189,969	140,443	162,858

Net increase in net assets resulting from operations	87,770	190,920	503,733	584,703

Distributions to Shareholders From[1]
Net investment income	(1,655)	(951)	(362,615)	(414,655)
Net realized gain	(100,051)	(219,782)	(186,277)	(122,322)

Decrease in net assets resulting from distributions to shareholders	(101,706)	(220,733)	(548,892)	(536,977)

Capital Transactions
Net proceeds from shares sold	2,453,102,260	5,591,587,580	9,409,031,541	7,693,494,203
Reinvestment of distributions	99,770	212,045	415,590	438,918
Cost of shares redeemed	(2,826,572,287)	(5,867,849,500)	(9,856,085,183)	(7,820,390,322)

Net decrease in net assets derived from capital transactions	(373,370,257)	(276,049,875)	(446,638,052)	(126,457,201)

Net Assets
Total decrease in net assets	(373,384,193)	(276,079,688)	(446,683,211)	(126,409,475)
Beginning of year	2,129,423,323	2,405,503,011	1,428,927,927	1,555,337,402

End of year	$1,756,039,130	$2,129,423,323	$982,244,716	$1,428,927,927

Undistributed net investment income, end of year	—	$949	$2,705	$2,030

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015	17

Financial Highlights	Funds For Institutions Series

	FFI Premier Institutional Fund
	Year Ended April 30,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0007	0.0008	0.0017	0.0012	0.0022
Net realized gain	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0008	0.0008	0.0017	0.0012	0.0023

Distributions from:[2]
Net investment income	(0.0007)	(0.0008)	(0.0017)	(0.0012)	(0.0022)
Net realized gain	(0.0001)	—	—	—	—

Total distributions	(0.0008)	(0.0008)	(0.0017)	(0.0012)	(0.0022)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]
Based on net asset value	0.08%	0.08%	0.17%	0.12%	0.22%

Ratios to Average Net Assets[4]
Total expenses	0.17%	0.17%	0.16%	0.16%	0.16%

Net investment income	0.07%	0.08%	0.17%	0.12%	0.22%

Supplemental Data
Net assets, end of year (000)	$3,441,012	$6,613,656	$8,715,444	$8,055,528	$11,284,540

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Includes the Fund’s share of Master Premier Institutional Portfolio’s allocated expenses and/or net investment income.

See Notes to Financial Statements.

18	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015

Financial Highlights	Funds For Institutions Series

	FFI Institutional Fund
	Year Ended April 30,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0004	0.0003	0.0008	0.0006	0.0017
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0003

Net increase from investment operations	0.0004	0.0003	0.0009	0.0007	0.0020

Distributions from:[2]
Net investment income	(0.0004)	(0.0003)	(0.0008)	(0.0006)	(0.0017)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)	(0.0003)

Total distributions	(0.0004)	(0.0003)	(0.0009)	(0.0007)	(0.0020)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.04%	0.03%	0.09%	0.06%	0.20%

Ratios to Average Net Assets[5]
Total expenses	0.24%	0.24%	0.23%	0.23%	0.22%

Total expenses after fees waived and/or reimbursed	0.20%	0.20%	0.23%	0.23%	0.22%

Net investment income	0.03%	0.02%	0.08%	0.05%	0.17%

Supplemental Data
Net assets, end of year (000)	$1,700,011	$1,931,574	$2,177,640	$2,620,183	$4,595,474

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of Master Institutional Portfolio’s allocated expenses and/or net investment income.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015	19

Financial Highlights	Funds For Institutions Series

	FFI Select Institutional Fund
	Year Ended April 30,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0005	0.0005	0.0013	0.0010	0.0020
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0001

Net increase from investment operations	0.0005	0.0005	0.0014	0.0011	0.0021

Distributions from:[2]
Net investment income	(0.0005)	(0.0005)	(0.0013)	(0.0010)	(0.0020)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)

Total distributions	(0.0005)	(0.0005)	(0.0014)	(0.0011)	(0.0021)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.05%	0.05%	0.14%	0.11%	0.21%

Ratios to Average Net Assets[5]
Total expenses	0.20%	0.20%	0.19%	0.20%	0.18%

Total expenses after fees waived and/or reimbursed	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	0.05%	0.04%	0.13%	0.00%	0.21%

Supplemental Data
Net assets, end of year (000)	$1,774,179	$2,593,125	$3,527,892	$2,888,885	$4,694,755

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of Master Institutional Portfolio’s allocated expenses and/or net investment income.

See Notes to Financial Statements.

20	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015

Financial Highlights	Funds For Institutions Series

	FFI Government Fund
	Year Ended April 30,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0005
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0005

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0005)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0002)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0007)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.01%	0.07%

Ratios to Average Net Assets
Total expenses	0.37%	0.36%	0.35%	0.33%	0.33%

Total expenses after fees waived and paid indirectly	0.10%	0.10%	0.18%	0.15%	0.22%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.05%

Supplemental Data
Net assets, end of year (000)	$1,194,071	$1,666,365	$1,851,308	$2,777,785	$3,035,880

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015	21

Financial Highlights	Funds For Institutions Series

	FFI Treasury Fund
	Year Ended April 30,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0001	0.0001	0.0000	0.0000	0.0001

Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0000)	(0.0000)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.00%	0.00%	0.01%

Ratios to Average Net Assets
Total expenses	0.35%	0.34%	0.34%	0.33%	0.33%

Total expenses after fees waived	0.04%	0.05%	0.10%	0.05%	0.16%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$1,756,039	$2,129,423	$2,405,503	$2,682,068	$2,640,947

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

22	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015

Financial Highlights	Funds For Institutions Series

	FFI Institutional Tax-Exempt Fund
	Year Ended April 30,
	2015		2014		2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income	0.0003		0.0003		0.0002	0.0003	0.0017
Net realized gain	0.0002		0.0001		0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0005		0.0004		0.0002	0.0003	0.0017

Distributions from:[2]
Net investment income	(0.0003)		(0.0003)		(0.0002)	(0.0003)	(0.0017)
Net realized gain	(0.0002)		(0.0001)		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0005)		(0.0004)		(0.0002)	(0.0003)	(0.0017)

Net asset value, end of year	$1.00		$1.00		$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.05%		0.04%		0.02%	0.03%	0.17%

Ratios to Average Net Assets[5]
Total expenses	0.21%	[6]	0.24%	[6]	0.23%	0.23%	0.22%

Total expenses after fees waived and/or reimbursed	0.06%	[6]	0.10%	[6]	0.21%	0.18%	0.22%

Net investment income	0.03%	[6]	0.03%	[6]	0.02%	0.03%	0.18%

Supplemental Data
Net assets, end of year (000)	$982,245		$1,428,928		$1,555,337	$2,928,969	$5,150,945

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of Master Institutional Tax-Exempt Portfolio’s allocated expenses and/or net investment income.

[6]	Includes the Fund’s share of Master Institutional Tax-Exempt Portfolio’s allocated fees waived of 0.04% and 0.01%, for the years ended April 30, 2015, and April 30, 2014, respectively.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015	23

Notes to Financial Statements	Funds For Institutions Series

1. Organization:

Funds For Institutions Series (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust consists of six series, FFI Premier Institutional Fund (“Premier Institutional Fund”), FFI Institutional Fund (“Institutional Fund”), FFI Select Institutional Fund (“Select Institutional Fund”), FFI Government Fund (“Government Fund”), FFI Treasury Fund (“Treasury Fund”) and FFI Institutional Tax-Exempt Fund (“Institutional Tax-Exempt Fund”) (collectively, the “Funds” or individually a “Fund”). Each Fund is classified as diversified. Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund (the “Feeder Funds”) seek to achieve their investment objectives by investing all of their assets in the applicable series (collectively, the “Master Portfolios” or individually, a “Master Portfolio”) of Master Institutional Money Market LLC (the “Master LLC”), which have the same investment objective and strategies as the corresponding Feeder Funds. Premier Institutional Fund invests all of its assets in Master Premier Institutional Portfolio. Institutional Fund and Select Institutional Fund invest all of their assets in Master Institutional Portfolio. Institutional Tax-Exempt Fund invests all of its assets in Master Institutional Tax-Exempt Portfolio. The Master LLC is organized as a Delaware limited liability company and is a registered investment company. The value of each Feeder Fund’s investment in the corresponding Master Portfolio reflects the Feeder Fund’s proportionate interest in the net assets of the corresponding Master Portfolio. The performance of each Feeder Fund is directly affected by the performance of the corresponding Master Portfolio. As of April 30, 2015, the percentages of Master Premier Institutional Portfolio and Master Institutional Tax-Exempt Portfolio owned by Premier Institutional Fund and Institutional Tax-Exempt Fund were 100% and 100%, respectively. As of April 30, 2015, the percentages of Master Institutional Portfolio owned by Institutional Fund and Select Institutional Fund were 49% and 51%, respectively. The financial statements of the Master Portfolios, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements. The Board of Trustees of the Trust and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the Trustees of the Trust and the Directors of the Master LLC are referred to throughout this report as the “Directors”.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Trust:

Valuation: The Funds’ investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Feeder Fund records its investment in the applicable Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the applicable Master Portfolio. Valuation of securities held by the Master LLC is discussed in Note 2 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report. Government Fund’s and Treasury Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). For the Feeder Funds, for financial reporting purposes, contributions to and withdrawals from the Master Portfolios are accounted on a trade date basis. The Feeder Funds record daily their proportionate share of the applicable Master Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

24	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015

Notes to Financial Statements (continued)	Funds For Institutions Series

3. Securities and Other Investments:

Repurchase Agreements: Government Fund and Treasury Fund may enter into repurchase agreements. In a repurchase agreement, a Fund purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. The Funds, along with other registered investment companies advised by the BlackRock Advisors, LLC (the “Manager” or “Administrator”), may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (each, an “MRA”). The MRA permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Funds receive securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Funds would recognize a liability with respect to such excess collateral. The liability reflects the Funds’ obligation under bankruptcy law to return the excess to the counterparty.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

The Manager, an indirect, wholly owned subsidiary of BlackRock, acts as the investment advisor for Government and Treasury Funds pursuant to separate investment advisory agreements with the Trust, and as the Administrator to the Feeder Funds pursuant to an administration agreement with the Trust. The Feeder Funds do not pay an investment advisory fee or investment management fee.

The Manager provides investment advisory and administrative services to Government and Treasury Funds. The Manager is responsible for the management of Government and Treasury Funds and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, these Funds pay the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fees
First $500 Million	0.350%
$500 Million — $750 Million	0.335%
$750 Million — $1 Billion	0.320%
Greater than $1 Billion	0.300%

With respect to Government Fund and Treasury Fund, the Manager has contractually agreed to waive a portion of the investment advisory fees until September 1, 2015, so that the annual investment advisory fee rate for each Fund is 0.20% of the Fund’s average daily net assets. The agreement may be terminated with respect to each Fund upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the applicable Fund. These amounts are included in fees waived by Manager in the Statements of Operations. Prior to September 1, 2014, this waiver was voluntary.

For the year ended April 30, 2015, the following amounts are waived pursuant to this agreement:

Government Fund	$1,778,472
Treasury Fund	$2,323,027

The Manager and/or Administrator voluntarily agreed to waive a portion of its advisory and/or administration fees and/or reimburse operating expenses to enable Institutional Fund, Select Institutional Fund, Government Fund, Treasury Fund and Institutional Tax-Exempt Fund to maintain a minimum level of daily net investment income. This amount is included in or shown as fees waived by Manager or fees waived and/or reimbursed by administrator in the Statements of Operations.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015	25

Notes to Financial Statements (continued)	Funds For Institutions Series

For the year ended April 30, 2015, the following amounts are waived pursuant to this agreement:

Institutional Fund	$861,413
Select Institutional Fund	$10,580
Government Fund	$2,049,541
Treasury Fund	$3,736,531
Institutional Tax-Exempt Fund	$1,895,076

The Administrator provides certain administrative services for the Feeder Funds. For such services, each Feeder Fund pays the Administrator a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Administration Fees
Premier Institutional Fund	0.10%
Institutional Fund	0.15%
Select Institutional Fund	0.13%
Institutional Tax-Exempt Fund	0.15%

Under Select Institutional Fund’s administration agreement, in exchange for the administration fee, the Administrator has agreed to pay all other ordinary expenses of Select Institutional Fund other than the Fund’s pro rata portion of the investment advisory fee of Master Institutional Portfolio so that the Fund’s total annual operating expenses minus extraordinary expenses, if any, shall be no greater than 0.18% of the Fund’s average daily net assets. In the event that the Administrator does not pay such expenses of the Fund, the administration fee shall be automatically reduced by an amount equal to the amount of such expenses not paid by the Administrator. For the year ended April 30, 2015, $581,499 was waived pursuant to this agreement.

The Trust, on behalf of each Fund, entered into a Distribution Agreement with BlackRock Investments, LLC, an affiliate of the Manager. There are no fees payable by the Funds pursuant to the Distribution Agreement.

Certain officers and/or directors of the Trust are officers and/or directors of BlackRock or its affiliates. Each Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and directors in the Statements of Operations.

5. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for each of the four years ended April 30, 2015. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

The tax character of distributions paid was as follows:

		Premier Institutional Fund	Institutional Fund	Select Institutional Fund	Government Fund	Treasury Fund	Institutional Tax- Exempt Fund
Tax-exempt income[1]	4/30/15	—	—	—	—	—	$359,926
	4/30/14	—	—	—	—	—	$414,655
Ordinary income	4/30/15	$4,102,057	$641,375	$1,244,142	$156,861	$101,706	$25,223
	4/30/14	$6,336,321	$618,167	$1,575,625	$170,087	$220,733	$25,998
Long-term capital gains[2]	4/30/15	—	—	—	$1,442	—	$163,743
	4/30/14	—	$207	$362	—	—	$96,324

Total	4/30/15	$4,102,057	$641,375	$1,244,142	$158,303	$101,706	$548,892

	4/30/14	$6,336,321	$618,374	$1,575,987	$170,087	$220,733	$536,977

[1]	The Fund designates this amount paid during the fiscal year ended April 30, 2015, as tax-exempt interest dividends.

[2]	The Funds designate these amounts paid during the fiscal year ended April 30, 2015, as capital gain dividends.

26	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015

Notes to Financial Statements (concluded)	Funds For Institutions Series

As of April 30, 2015, the tax components of accumulated net earnings (losses) were as follows:

	Premier Institutional Fund	Institutional Fund	Select Institutional Fund	Government Fund	Treasury Fund	Institutional Tax- Exempt Fund
Undistributed tax-exempt income	—	—	—	—	—	$2,705
Undistributed ordinary income	$423,350	$57,240	$38,331	$6,157	$51,244	—
Undistributed long-term capital gains	1,344	—	—	—	—	—
Qualified late-year losses[1]	—	—	—	—	—	(138)

Total	$424,694	$57,240	$38,331	$6,157	$51,244	$2,567

[1]	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

6. Principal Risks:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance period for amendments range between July 2015 and October 2016. When implemented, the changes may affect the Funds’ investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Funds continue to evaluate its strategy to implement the new regulations.

7. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015	27

Report of Independent Registered Public Accounting Firm	Funds For Institutions Series

To the Trustees and Shareholders of Funds For Institutions Series:

We have audited the accompanying statements of assets and liabilities of Funds For Institutions Series (the “Trust”), comprising FFI Premier Institutional Fund, FFI Institutional Fund, FFI Select Institutional Fund, FFI Government Fund, FFI Treasury Fund and FFI Institutional Tax-Exempt Fund (collectively, the “Funds”), including the schedules of investments of FFI Government Fund and FFI Treasury Fund, as of April 30, 2015, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of FFI Premier Institutional Fund, FFI Institutional Fund, FFI Select Institutional Fund, FFI Government Fund, FFI Treasury Fund and FFI Institutional Tax-Exempt Fund, each of Funds For Institutions Series, as of April 30, 2015, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

June 22, 2015

Important Tax Information (Unaudited)

During the fiscal year ended April 30, 2015, the following information is provided with respect to the ordinary income distributions paid by FFI Premier Institutional Fund, FFI Institutional Fund, FFI Select Institutional Fund, FFI Government Fund, FFI Treasury Fund and FFI Institutional Tax-Exempt Fund.

		FFI Premier Institutional Fund	FFI Institutional Fund	FFI Select Institutional Fund	FFI Government Fund	FFI Treasury Fund	FFI Institutional Tax-Exempt Fund
Interest Related Dividends and Qualified
Short-Term Capital Gains for Non-U.S. Residents[1]
Months Paid:	May 2014 – December 2014	97.52%	97.12%	97.09%	100.00%	100.00%	100.00%
	January 2015 – April 2015	92.17%	91.69%	94.40%	100.00%	100.00%	—
Federal Obligation Interest[2]		1.88%	1.59%	1.56%	36.08%	0.72%[3]	—

[1]	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresidents aliens and foreign corporations.

[2]

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your advisor to determine if any portion of the dividends you received is exempt from state income taxes.

[3]	At least 50% of the assets of the Fund were invested in Federal obligations at the end of each fiscal quarter.

28	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015

Master Portfolio Information as of April 30, 2015	Master Institutional Money Market LLC

Portfolio Composition

Master Premier Institutional Portfolio	Percent of Net Assets
Commercial Paper	30%
Certificates of Deposit — Yankee	28
Repurchase Agreements	18
Corporate Notes	9
Time Deposits	7
U.S. Treasury Obligations	6
Certificates of Deposit — Domestic	2

Total	100%

Master Institutional Portfolio	Percent of Net Assets
Commercial Paper	33%
Certificates of Deposit — Yankee	31
Time Deposits	12
Repurchase Agreements	11
U.S. Treasury Obligations	7
Corporate Notes	4
Certificates of Deposit — Domestic	2

Total	100%

Master Institutional Tax-Exempt Portfolio	Percent of Net Assets
Variable Rate Demand Obligations	78%
Fixed Rate Notes	14
Tax-Exempt Commercial Paper	7
Other Assets Less Liabilities	1

Total	100%

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015	29

Schedule of Investments April 30, 2015	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit — 29.7%	Par (000)	Value
Domestic — 1.7%
Wells Fargo Bank NA (a):
0.27%, 7/01/15	$30,000	$30,000,000
0.29%, 9/08/15	30,000	30,000,000

		60,000,000
Yankee (b) — 28.0%
Bank of Montreal, Chicago (a):
0.27%, 8/27/15	30,000	30,000,000
0.30%, 1/07/16	40,000	40,000,000
0.30%, 1/07/16	10,000	10,000,000
Bank of Nova Scotia, Houston (a):
0.26%, 11/06/15	20,000	20,000,000
0.26%, 11/06/15	25,000	25,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.24%, 7/02/15	45,000	45,000,000
Canadian Imperial Bank of Commerce, NY (a):
0.25%, 5/20/15	20,000	20,000,000
0.25%, 6/17/15	50,000	50,000,000
0.27%, 8/21/15	15,600	15,599,761
Credit Agricole CIB, NY, 0.30%, 8/03/15	35,000	35,000,000
Credit Industriel et Commercial, NY:
0.30%, 5/15/15	20,000	20,000,000
0.32%, 6/08/15	25,000	25,000,000
0.30%, 8/03/15	10,000	10,000,000
0.31%, 9/16/15 (a)	18,000	18,000,000
HSBC Bank PLC, 0.26%, 8/05/15 (a)(c)	22,000	22,000,000
Mitsubishi UFJ Trust & Banking Corp., NY, 0.26%, 7/23/15	20,000	20,000,000
Mizuho Bank Ltd., New York:
0.27%, 6/15/15	20,000	20,000,000
0.27%, 7/06/15	25,000	25,000,000
National Australia Bank Ltd., NY, 0.25%, 7/24/15 (a)	29,500	29,500,000
National Bank of Canada, NY (a):
0.37%, 7/10/15	53,000	53,000,000
0.28%, 8/17/15	32,000	32,000,000
0.32%, 12/24/15	46,000	46,000,000
Natixis, NY:
0.28%, 5/05/15	50,000	50,000,000
0.28%, 6/03/15	25,000	25,000,000
Norinchukin Bank, NY (a):
0.31%, 7/16/15	20,000	20,000,000
0.33%, 10/20/15	25,000	25,000,000
Certificates of Deposit	Par (000)	Value
Yankee (b) (concluded)
Rabobank Nederland NV, NY (a):
0.31%, 9/16/15	$62,000	$62,000,000
0.27%, 1/11/16	20,000	20,000,000
Sumitomo Mitsui Trust Bank Ltd.:
0.25%, 5/15/15	25,000	25,000,000
0.26%, 7/31/15	30,000	30,000,000
0.35%, 10/23/15	40,000	40,000,000
Toronto-Dominion Bank, NY (a):
0.27%, 9/04/15	35,000	35,000,000
0.24%, 10/06/15	20,000	20,000,000

		963,099,761
Total Certificates of Deposit — 29.7%		1,023,099,761

Commercial Paper — 30.2%
Aspen Funding Corp. (d):
0.25%, 5/04/15	25,000	24,999,479
0.25%, 5/06/15	105,002	104,998,354
Australia & New Zealand Banking Group Ltd. (a):
0.28%, 10/27/15	20,000	19,998,488
0.26%, 11/25/15	40,000	40,000,000
Bank of Nova Scotia, 0.29%, 8/10/15	50,000	49,960,021
Bedford Row Funding Corp.:
0.33%, 9/22/15 (d)	40,000	39,947,200
0.31%, 2/17/16 (a)	40,000	40,000,000
Collateralized Commercial Paper Co. LLC (d):
0.39%, 5/21/15	17,935	17,931,114
0.35%, 9/18/15	50,000	49,931,944
Collateralized Commercial Paper II Co., 0.46%, 10/13/15 (d)	40,000	39,915,667
Commonwealth Bank of Australia (a):
0.27%, 5/18/15	25,000	25,000,163
0.27%, 10/23/15	10,000	10,000,000
Credit Suisse, New York, 0.26%, 7/02/15 (d)	25,000	24,988,805
HSBC Bank PLC (a):
0.26%, 7/08/15 (c)	18,000	18,000,000
0.28%, 11/19/15	20,000	20,000,000
ING (US) FUNDING LLC, 0.30%, 8/11/15 (d)	47,000	46,960,050
Kells Funding LLC (a)(c):
0.27%, 9/22/15	10,000	9,999,573
0.27%, 10/29/15	25,000	24,997,761
LMA Americas LLC, 0.25%, 6/02/15 (c)(d)	6,000	5,998,667

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.	HFA	Housing Finance Agency	PSF-GTD	Permanent School Fund Guaranteed
AMBAC	American Municipal Bond Assurance Corp.	HRB	Housing Revenue Bonds	PUTTERS	Puttable Tax-Exempt Receipts
AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority	RAN	Revenue Anticipation Notes
BAN	Bond Anticipation Notes	IDB	Industrial Development Board	RB	Revenue Bonds
COP	Certificates of Participation	IDRB	Industrial Development Revenue Bonds	SBPA	Stand-by Bond Purchase Agreements
DRIVERS	Derivative Inverse Tax-Exempt Receipts	ISD	Independent School District	S/F	Single-Family
EDA	Economic Development Authority	LOC	Letter of Credit	TAN	Tax Anticipation Notes
EDC	Economic Development Corp.	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders	TRAN	Tax Revenue Anticipation Notes
FLOATS	Floating Rate Securities	M/F	Multi-Family	TECP	Tax-Exempt Commercial Paper
GO	General Obligation Bonds	NPFGC	National Public Finance Guarantee Corp.	VRDN	Variable Rate Demand Notes
HDA	Housing Development Authority	P-FLOATS	Puttable Floating Rate Securities

See Notes to Financial Statements.

30	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015

Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Macquarie Bank Ltd. (d):
0.33%, 6/08/15	$25,000	$24,991,292
0.35%, 9/04/15	17,000	16,979,175
0.40%, 10/07/15	18,000	17,968,200
National Australia Funding Delaware, Inc., 0.26%, 8/11/15 (a)(c)	50,000	50,000,000
Natixis, NY, 0.14%, 5/01/15 (d)	1,000	1,000,000
Nederlandse Waterschapsbank NV, 0.25%, 7/09/15 (a)	15,000	15,000,000
Skandin Enskilda Banken AG, 0.30%, 9/01/15 (d)	40,000	39,959,000
Societe Generale SA, 0.20%, 5/01/15 (d)	40,000	40,000,000
Sumitomo Mitsui Banking Corp. (d):
0.31%, 7/06/15	30,000	29,982,950
0.24%, 7/13/15	50,000	49,975,667
Svenska Handelsbanken AB, 0.26%, 7/15/15 (c)(d)	30,000	29,984,062
Thunder Bay Funding LLC, 0.30%, 10/15/15 (d)	30,000	29,958,250
Westpac Banking Corp. (a):
0.28%, 7/31/15 (c)	55,000	55,000,000
0.30%, 3/23/16	25,000	25,000,000
Total Commercial Paper — 30.2%		1,039,425,882

Corporate Notes — 8.6%
Commonwealth Bank of Australia, 1.25%, 9/18/15	36,408	36,539,030
General Electric Capital Corp., 3.50%, 6/29/15	16,886	16,973,830
HSBC Bank PLC, 3.50%, 6/28/15 (c)	78,318	78,709,290
Macquarie Bank, Ltd., 3.45%, 7/27/15 (c)	19,485	19,617,409
National Australia Bank, Ltd., 0.90%, 1/20/16	13,365	13,402,576
Sumitomo Mitsui Banking Corp., 1.35%, 7/18/15	40,245	40,319,672
Svenska Handelsbanken AB, 0.33%, 10/15/15 (a)(c)	63,400	63,400,000
The Toronto-Dominion Bank, 2.20%, 7/29/15 (c)	18,000	18,080,216
Westpac Banking Corp., 0.95%, 1/12/16	9,702	9,729,444
Total Corporate Notes — 8.6%		296,771,467

Municipal Bonds
Wisconsin Housing & Economic Development Authority, RB, VRDN, Home Ownership, Series B (Federal Home Loan Bank of Chicago SBPA), 0.08%, 5/07/15 (e)	2,235	2,235,000
Total Municipal Bonds — 0.1%		2,235,000

Time Deposits — 7.2%
Barclays Bank PLC, New York, 0.14%, 5/01/15	53,000	53,000,000
Credit Agricole Corporate & Investment Bank, 0.07%, 5/01/15	100,000	100,000,000
ING Bank NV, 0.14%, 5/04/15	18,000	18,000,000
Natixis, New York, 0.06%, 5/01/15	76,000	76,000,000
Total Time Deposits — 7.2%		247,000,000
U.S. Treasury Obligations — 6.4%	Par (000)	Value
U.S. Treasury Bills (d):
0.13%, 7/02/15	$80,000	$79,982,089
0.07%, 8/20/15	50,000	49,989,979
0.21%, 2/04/16	49,850	49,771,574
0.25%, 4/28/16	5,648	5,633,548
U.S. Treasury Notes, 0.09%, 4/30/16 (a)	35,000	35,000,000
Total U.S. Treasury Obligations — 6.4%		220,377,190

Repurchase Agreements — 17.7%
Citigroup Global Markets, Inc., 0.11%, 5/01/15 (Purchased on 04/30/15 to be repurchased at $70,000,214, collateralized by various U.S. Treasury Obligations, 0.63% to 2.13%, due 2/15/40 to 2/15/2043, original par and fair values of $71,544,592 and $71,400,052 respectively) (f)	70,000	70,000,000
Citigroup Global Markets, Inc., 0.63%, 6/04/15 (Purchased on 01/12/15 to be repurchased at $100,250,250, collateralized by a U.S Government Sponsored Agency Obligation and various Corporate/Debt Obligations, 0.00% to 8.50%, due 3/15/17 to 5/25/54, original par and fair values of $1,113,308,234 and $107,000,000, respectively) (e)	100,000	100,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $178,400,052 )		170,000,000
Credit Suisse Securities (USA) LLC, 0.15%, 5/01/15 (Purchased on 02/23/15 to be repurchased at $9,502,652, collateralized by various Municipal Debt Obligations, 5.39% to 6.95%, due 3/15/40 to 7/01/40, original par and fair values of $8,120,000 and $10,170,748 respectively) (a)	9,500	9,500,000
Credit Suisse Securities (USA) LLC, 0.40%, 5/01/15 (Purchased on 03/03/15 to be repurchased at $80,994,061, collateralized by various Corporate/Debt Obligations, 0.00% due 3/18/44 to 5/31/45, original par and fair values of $158,611,761 and $97,130,732, respectively) (a)	80,941	80,941,000
Credit Suisse Securities (USA) LLC, 0.63%, 6/04/15 (Purchased on 03/16/15 to be repurchased at $40,056,000, collateralized by a Corporate/Debt Obligation, 0.00%, due 3/18/44, original par and fair values of $89,285,000 and $48,000,317, respectively) (e)	40,000	40,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $155,301,797)		130,441,000
Deutsche Bank Securities, Inc., 0.10%, 5/01/15 (Purchased on 04/30/15 to be repurchased at $70,000,194, collateralized by U.S. Treasury Obligations, 0.00% to 1.75%, due 3/31/22 to 5/15/40, original par and fair values of $94,121,608 and $71,400,019 respectively) (f)	70,000	70,000,000
Total Value Deutsche Bank Securities, Inc. (collateral value of $71,400,019)		70,000,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015	31

Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.16%, 5/06/15 (Purchased on 04/29/15 to be repurchased at $40,001,244, collateralized by various U.S. Government Sponsored Agency Obligations, 2.50% to 8.50%, due 2/15/18 to 4/20/45, original par and fair values of $278,507,650 and $42,728,347, respectively)	$40,000	$40,000,000
Total Value Goldman Sachs & Co. (collateral value of $42,728,347 )		40,000,000
J.P. Morgan Securities LLC, 0.53%, 7/30/15 (Purchased on 7/15/14 to be repurchased at $15,083,917, collateralized by a Corporate/Debt Obligation, 1.10%, due 5/15/17, original par and fair values of $15,595,000 and $15,754,718 respectively) (e)	15,000	15,000,000
J.P. Morgan Securities LLC, 0.13%, 5/01/15 (Purchased on 04/30/15 to be repurchased at $10,000,036, collateralized by various Corporate/Debt Obligations, 0.00%, due 5/4/15 to 6/3/15, original par and fair values of $10,502,000 and $10,501,106 respectively)	10,000	10,000,000
Total Value of J.P. Morgan Securities, LLC (collateral value of $26,255,824 )		25,000,000
Mizuho Securities USA, Inc., 0.28%, 5/01/15 (Purchased on 03/04/13 to be repurchased at $75,459,667, collateralized by various U.S. Government Agency Obligations, 5.32% to 6.62%, due 12/20/39 to 11/15/40, original par and fair values of $2,090,334,543 and $80,250,000, respectively) (a)	75,000	75,000,000
Total Value of Mizuho Securities USA (collateral value of $80,250,000		75,000,000
RBC Capital Markets LLC, 0.12%, 5/01/15 (Purchased on 04/30/15 to be repurchased at $40,000,133, collateralized by various Corporate/Debt Obligations, 0.56% to 8.60%, due 3/8/16 to 4/1/45, original par and fair values of $38,038,561 and $42,000,001 respectively)	40,000	40,000,000
Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.13%, 5/01/15 (Purchased on 3/28/14 to be repurchased at $11,015,849, collateralized by various U.S. Government Sponsored Agency Obligations and various Corporate/Debt Obligations, 0.00% to 5.50%, due 5/20/15 to 4/30/20, original par and fair values of $11,367,026 and $11,427,451 respectively) (a)	11,000	11,000,000
RBC Capital Markets LLC, 0.13%, 5/01/15 (Purchased on 6/12/14 to be repurchased at $31,036,158, collateralized by various Corporate/Debt Obligations, 0.00% to 8.25%, due 9/15/16 to 4/1/45, original par and fair values of $32,503,492 and $32,550,001 respectively) (a)	31,000	31,000,000
Total Value of RBC Capital Markets LLC (collateral value of $85,977,453		82,000,000
Wells Fargo Securities LLC, 0.25%, 5/01/15 (Purchased on 8/5/14 to be repurchased at $18,033,625, collateralized by a Corporate/Debt Obligation, 3.00%, due 10/25/53, original par and fair values of $19,567,847 and $19,260,001 respectively) (a)	18,000	18,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $19,260,001)		18,000,000
Total Repurchase Agreements — 17.7%		610,441,000
Total Investments (Cost — $3,439,350,300*) — 99.9%		3,439,350,300
Other Assets Less Liabilities — 0.1%		2,094,698

Net Assets — 100.0%		$3,441,444,998

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a U.S. branch of foreign domiciled bank.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rates shown are discount rates paid at the time of purchase.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	Traded in a joint account.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its

See Notes to Financial Statements.

32	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015

Schedule of Investments (concluded)	Master Premier Institutional Portfolio

entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments, refer to Note 2 of the Notes to Financial Statements. As of April 30, 2015, the following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$3,439,350,300	—	$3,439,350,300
[1] See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of April 30, 2015, cash of $265,282 is categorized as Level 1 within the disclosure hierarchy.

During the year ended April 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015	33

Schedule of Investments April 30, 2015	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 2.4%
State Street Bank & Trust (a):
0.32%, 10/01/15	$12,000	$12,000,000
0.33%, 10/23/15	10,000	10,000,000
Wells Fargo Bank NA (a):
0.27%, 7/01/15	20,000	20,000,000
0.27%, 7/10/15	25,000	25,000,000
0.30%, 11/19/15	15,000	15,000,000

		82,000,000
Yankee — 31.3% (b)
Bank of Montreal, Chicago (a):
0.27%, 8/27/15	20,000	20,000,000
0.30%, 1/07/16	40,000	40,000,000
Bank of Nova Scotia, Houston (a):
0.25%, 9/10/15	40,000	40,000,000
0.26%, 11/06/15	40,000	40,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.24%, 7/02/15	30,000	30,000,000
Canadian Imperial Bank of Commerce, NY (a):
0.25%, 6/17/15	20,000	20,000,000
0.27%, 8/21/15	10,715	10,714,836
Credit Industriel et Commercial, NY:
0.30%, 5/15/15	15,000	15,000,000
0.32%, 6/08/15	20,000	20,000,000
0.30%, 8/03/15	10,000	10,000,000
0.31%, 9/16/15 (a)	15,000	15,000,000
HSBC Bank PLC, 0.26%, 8/05/15 (a)(c)	18,000	18,000,000
KBC Bank NV:
0.13%, 5/06/15	36,000	36,000,000
0.13%, 5/07/15	60,000	60,000,000
Mitsubishi UFJ Trust & Banking Corp., NY, 0.26%, 7/23/15	25,000	25,000,000
Mizuho Bank Ltd, NY:
0.24%, 5/05/15	40,000	40,000,000
0.24%, 5/15/15	7,500	7,500,000
0.25%, 5/26/15	25,000	25,000,000
National Australia Bank Ltd., NY, 0.25%, 7/24/15	20,000	20,000,000
National Bank of Canada, NY (a):
0.27%, 8/17/15	20,000	20,000,000
0.32%, 12/24/15	22,000	22,000,000
Natixis, NY, 0.28%, 6/03/15	20,000	20,000,000
Norinchukin Bank, NY:
0.26%, 6/05/15	45,000	45,000,000
0.25%, 6/15/15	35,000	35,000,000
0.32%, 8/24/15 (a)	15,000	15,000,000
0.33%, 10/20/15 (a)	15,000	15,000,000
Oversea-Chinese Banking Corp. Ltd., 0.23%, 5/07/15	55,000	55,000,000
Rabobank Nederland NV, NY:
0.25%, 6/15/15	45,000	45,000,000
0.27%, 1/11/16 (a)	45,000	45,000,000
Royal Bank of Canada, NY, 0.27%, 11/10/15 (a)	18,000	18,000,000
Skandinaviska Enskilda Banken, NY, 0.25%, 7/02/15	40,000	40,000,000
Sumitomo Mitsui Trust Bank Ltd.:
0.28%, 5/20/15	25,000	25,000,000
0.31%, 7/22/15	25,000	25,000,000
0.26%, 7/31/15	20,000	20,000,000
0.35%, 10/23/15	42,000	42,000,000
Certificates of Deposit	Par (000)	Value
Yankee (b) (concluded)
Svenska Handelsbanken, NY, 0.21%, 5/13/15	$20,000	$20,000,000
Toronto-Dominion Bank, NY:
0.25%, 6/10/15	25,000	25,000,000
0.27%, 9/04/15 (a)	30,000	30,000,000
0.24%, 10/06/15 (a)	35,000	35,000,000

		1,089,214,836
Total Certificates of Deposit — 33.7%		1,171,214,836

Commercial Paper
ABN Amro Funding USA, 0.27%, 7/28/15 (d)	4,000	3,997,360
Australia & New Zealand Banking Group Ltd., 0.25%, 11/25/15 (a)	45,000	45,000,000
Bank of Nederlandse Gemeenten:
0.21%, 6/26/15 (d)	20,000	19,993,467
0.27%, 9/03/15 (a)(c)	61,000	61,000,000
Bank of Nova Scotia, 0.29%, 8/10/15 (d)	30,000	29,976,013
Bedford Row Funding Corp. (d):
0.24%, 6/23/15	4,650	4,648,357
0.33%, 9/22/15	50,150	50,083,802
BNP Paribas Finance, Inc., 0.31%, 9/01/15 (d)	30,000	29,968,225
Caisse des Depots et Consignations, 0.22%, 6/12/15 (d)	25,000	24,993,583
Chariot Funding LLC, 0.27%, 8/05/15 (d)	14,500	14,489,560
Charta LLC (d):
0.25%, 5/20/15	35,000	34,995,382
0.30%, 9/01/15	23,400	23,376,015
Ciesco LLC, 0.28%, 8/06/15 (d)	20,000	19,984,911
Collateralized Commercial Paper Co. LLC (d):
0.39%, 5/21/15	12,700	12,697,248
0.40%, 7/07/15	25,000	24,981,389
0.46%, 10/13/15	10,000	9,978,917
Commonwealth Bank of Australia:
0.26%, 5/11/15 (a)(c)	18,500	18,500,000
0.27%, 10/23/15 (a)	15,000	15,000,000
CRC Funding LLC, 0.25%, 6/04/15 (d)	28,000	27,993,389
Credit Suisse, NY, 0.25%, 6/15/15 (d)	20,000	19,993,750
DBS Bank Ltd. (d):
0.23%, 5/26/15	48,000	47,992,333
0.20%, 6/11/15	8,000	7,998,178
Erste Abwicklungsanstalt, 0.21%, 6/30/15 (c)(d)	20,000	19,993,000
HSBC Bank PLC, 0.26%, 7/08/15 (a)(c)	12,000	12,000,000
Kells Funding LLC (a):
0.29%, 9/25/15 (c)	10,000	9,999,594
0.27%, 10/30/15	30,000	29,998,439
Macquarie Bank Ltd. (d):
0.33%, 6/08/15	11,000	10,996,168
0.35%, 9/04/15	8,000	7,990,200
0.40%, 10/07/15	7,000	6,987,633
Mizuho Funding LLC, 0.26%, 5/04/15 (d)	13,000	12,999,718
National Australia Bank Ltd., 0.27%, 11/05/15 (a)	29,000	29,000,000
National Australia Funding Delaware, Inc., 0.26%, 8/11/15 (a)(c)	38,500	38,500,000
Nederlandse Waterschapsbank NV:
0.20%, 5/12/15 (c)(d)	25,000	24,998,472
0.25%, 7/09/15 (a)	15,000	15,000,000
0.26%, 10/01/15 (a)	37,000	37,000,000
Rabobank Nederland NV, NY, 0.29%, 8/19/15 (d)	25,000	24,977,847

See Notes to Financial Statements.

34	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015

Schedule of Investments (continued)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Skandinaviska Enskilda Banken AG, 0.30%, 9/01/15 (d)	$10,000	$9,989,750
Societe Generale SA, 0.26%, 6/01/15 (d)	30,000	29,993,283
Starbird Funding Corp., 0.25%, 5/11/15 (d)	25,000	24,998,264
Sumitomo Mitsui Banking Corp. (d):
0.25%, 5/04/15	30,000	29,999,375
0.31%, 7/06/15	30,000	29,982,950
0.30%, 9/03/15	35,000	34,963,542
Svenska Handelsbanken AB, 0.26%, 7/15/15 (c)(d)	20,000	19,989,375
Thunder Bay Funding LLC (d):
0.27%, 8/03/15	19,000	18,986,605
0.30%, 10/15/15	40,000	39,944,334
Toyota Motor Corp., 0.27%, 7/08/15 (d)	20,000	19,989,800
Versailles Com Paper LLC, 0.25%, 5/04/15 (d)	20,000	19,999,583
Westpac Banking Corp. (a):
0.28%, 7/31/15 (c)	20,000	20,000,000
0.30%, 3/23/16	25,000	25,000,000
Total Commercial Paper — 33.1%		1,151,919,811

Corporate Notes
Bank of Montreal, 0.52%, 9/24/15 (a)	5,000	5,004,760
Commonwealth Bank of Australia, 1.25%, 9/18/15	33,000	33,118,765
HSBC Bank PLC, 3.50%, 6/28/15 (c)	10,000	10,050,432
Macquarie Bank Ltd. 3.45%, 7/27/15 (c)	11,650	11,729,046
Sumitomo Mitsui Banking Corp., 1.35%, 7/18/15	36,330	36,397,222
Svenska Handelsbanken AB, 0.33%, 10/15/15 (a)(c)	40,200	40,200,000
Westpac Banking Corp., 0.95%, 1/12/16	5,000	5,015,967
Total Corporate Notes — 4.1%		141,516,192

Time Deposits
Barclays Bank PLC, 0.14%, 5/01/15	5,000	5,000,000
Credit Agricole Corporate & Investment Bank, 0.07%, 5/01/15	50,000	50,000,000
Den Norske Bank NY, 0.06%, 5/01/15	170,000	170,000,000
ING Bank NV, 0.14%, 5/04/15	18,000	18,000,000
Natixis SA, 0.06%, 5/01/15	97,000	97,000,000
Svenska Handelsbanken AB, 0.06%, 5/01/15	90,000	90,000,000
Total Time Deposits — 12.4%		430,000,000

U.S. Government Sponsored Agency Obligations — 0.2%
Federal Farm Credit Bank, 0.23%, 12/10/15 (a)	10,000	10,003,740

U.S. Treasury Obligations
U.S. Treasury Bills (d):
0.10%, 6/11/15	25,000	24,997,267
0.11%, 6/25/15	12,000	11,997,928
0.13%, 7/02/15	110,000	109,975,372
0.21%, 2/04/16	50,000	49,921,338
0.25% - 0.26%, 4/28/16	31,000	30,922,812
Total U.S. Treasury Obligations — 6.5%		227,814,717
Repurchase Agreements — 10.6%	Par (000)	Value
Citigroup Global Markets, Inc., 0.11%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $5,000,015, collateralized by various U.S. Treasury Obligations, 0.63% to 2.13%, due 2/15/40 to 2/15/43, original par and fair values of $5,110,328 and $5,100,004, respectively) (f)	$5,000	$5,000,000
Total Value of Citigroup Global Markets, Inc., (collateral value of $5,100,004)		5,000,000
Credit Suisse Securities (USA) LLC, 0.15%, 5/01/15 (Purchased on 2/23/15 to be repurchased at $10,002,792, collateralized by a Municipal Debt Obligation, 6.95%, due 7/01/40, original par and fair value of $8,845,000 and $10,705,550, respectively) (a)	10,000	10,000,000
Credit Suisse Securities (USA) LLC, 0.40%, 5/01/15 (Purchased on 3/03/15 to be repurchased at $85,886,266, collateralized by a Corporate/Debt Obligation, 0.00%, due 5/31/45, original par and fair values of $113,620,000 and $103,000,476, respectively) (a)	85,830	85,830,000
Credit Suisse Securities (USA) LLC, 0.63%, 6/04/15 (Purchased on 3/16/15 to be repurchased at $25,035,438, collateralized by a Corporate/Debt Obligation, 0.00%, due 3/18/44, original par and fair values of $55,805,000 and $30,001,206, respectively) (e)	25,000	25,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $143,707,232 )		120,830,000
Deutsche Bank Securities, Inc., 0.10%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $5,000,014, collateralized by various U.S. Treasury Obligations, 0.00% to 1.75%, due 3/31/22 to 5/15/40, original par and fair values of $6,722,972 and $5,100,001, respectively) (f)	5,000	5,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $5,100,001)		5,000,000
HSBC Securities (USA), Inc., 0.17%, 5/01/15 (Purchased on 5/09/14 to be repurchased at $25,042,146, collateralized by various Corporate/Debt Obligations, 0.35% to 2.02%, due 8/18/16 to 10/26/20, original par and fair values of $31,639,000 and $26,751,358, respectively) (a)	25,000	25,000,000
Total Value of HSBC Securities (USA), Inc., (collateral value of $26,751,358)		25,000,000
J.P. Morgan Securities LLC, 0.13%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $10,000,036, collateralized by a Corporate/Debt Obligation, 0.00%, due 5/15/15, original par and fair values of $10,505,000 and $10,504,344, respectively)	10,000	10,000,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015	35

Schedule of Investments (continued)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.53%, 7/30/15 (Purchased on 7/15/14 to be repurchased at $12,067,310, collateralized by various Corporate/Debt Obligations, 1.03% to 1.10%, due 9/25/15 to 5/15/17, original par and fair values of $12,540,000 and $12,601,105, respectively) (e)	$12,000	$12,000,000
J.P. Morgan Securities LLC, 0.78%, 7/30/15 (Purchased on 11/25/14 to be repurchased at $30,161,200, collateralized by various U.S. Government Sponsored Agency Obligations, 1.99% to 6.00%, due 12/25/17 to 8/26/37, original par and fair values of $60,826,347 and $36,000,922, respectively) (e)	30,000	30,000,000
J.P. Morgan Securities LLC, 0.56%, 5/19/15 (Purchased on 2/18/15 to be repurchased at $40,306,350, collateralized by various Corporate/Debt Obligations, 1.04% to 6.76%, due 11/24/20 to 8/15/48, original par and fair values of $56,767,784 and $46,290,244, respectively)	40,250	40,250,000
Total Value of J.P. Morgan Securities LLC (collateral value of $105,396,615)		92,250,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.65%, 6/14/15, (Purchased on 1/07/15 to be repurchased at $30,086,125, collateralized by various Corporate/Debt Obligations, 0.84% to 0.90%, due 8/07/33 to 1/25/47, original par and fair values of $256,893,449 and $37,500,000, respectively) (e)	30,000	30,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc., (collateral value of $37,500,000)		30,000,000
RBC Capital Markets LLC, 0.12%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $22,000,073, collateralized by various Corporate/Debt Obligations, 0.85% to 8.25%, due 10/05/15 to 4/01/45, original par and fair values of $21,345,685 and $23,100,000, respectively)	22,000	22,000,000
Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.13%, 5/01/15 (Purchased on 3/28/14 to be repurchased at $7,010,086, collateralized by various Corporate/Debt Obligations, 0.00% to 0.25%, due 5/20/15 to 7/23/15, original par and fair values of $7,386,774 and $7,350,000, respectively) (a)	$7,000	$7,000,000
RBC Capital Markets LLC, 0.13%, 5/01/15 (Purchased on 6/12/14 to be repurchased at $27,031,493, collateralized by various Corporate/Debt Obligations, 1.50% to 8.25%, due 2/09/16 to 4/01/45, original par and fair values of $23,439,551 and $28,350,001, respectively) (a)	27,000	27,000,000
Total Value of RBC Capital Markets LLC (collateral value of $58,800,001)		56,000,000
UBS Securities LLC, 0.23%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $10,000,064, collateralized by various Corporate/Debt Obligations, 0.00% to 11.50%, due 11/06/15 to 12/25/36, original par and fair values of $13,011,197 and $10,728,325, respectively)	10,000	10,000,000
Total Value of UBS Securities LLC (collateral value of $10,728,325)		10,000,000
Wells Fargo Securities LLC, 0.25%, 5/01/15 (Purchased on 8/05/2014 to be repurchased at $13,024,285, collateralized by various Corporate/Debt Obligations, 2.46% to 3.00%, due 7/20/20 to 10/25/53, original par and fair values of $13,874,567 and $13,910,000, respectively) (a)	13,000	13,000,000
Wells Fargo Securities LLC, 0.67%, 6/15/15 (Purchased on 3/16/15 to be repurchased at $10,016,936, collateralized by various Corporate/Debt Obligations, 3.07%, due 8/27/37, original par and fair values of $12,903,278 and $12,500,001, respectively)	10,000	10,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $26,410,001)		23,000,000
Total Repurchase Agreements — 10.6%		367,080,000
Total Investments (Cost — $3,499,549,296*) — 100.7%		3,499,549,296
Liabilities in Excess of Other Assets — (0.7)%		(24,833,600)

Net Assets — 100.0%		$3,474,715,696

See Notes to Financial Statements.

36	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a U.S. branch of foreign domiciled bank.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rates shown are discount rates paid at the time of purchase.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	Traded in a joint account.

Schedule of Investments (concluded)	Master Institutional Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments, refer to Note 2 of the Notes to Financial Statements.

As of April 30, 2015, the following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Short-Term Securities[1]	—	$3,499,549,296	—	$3,499,549,296
[1] See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of April 30, 2015, cash of $935,763 is categorized as Level 1 within the disclosure hierarchy.

During the year ended April 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015	37

Schedule of Investments	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.2%
City of Mobile Alabama IDB, RB, VRDN, Alabama Power Co. Project, 0.11%, 5/07/15 (a)	$2,100	$2,100,000
Alaska — 0.1%
Alaska Energy Authority, Refunding RB (AGM), 6.00%, 7/01/15	1,310	1,322,660
Arizona — 1.4%
City of Phoenix Arizona Civic Improvement Corp., RB, TECP, 0.06%, 5/15/15	10,000	10,000,000
City of Tempe Arizona, GO, Series A, 3.00%, 7/01/15	2,170	2,180,438
City of Tucson Arizona Water System Revenue, Refunding RB, Series A, 3.00%, 7/01/15	1,200	1,205,672

		13,386,110
Arkansas — 2.0%
Arkansas Development Finance Authority, RB, VRDN, S/F Housing, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.19%, 5/07/15 (a)	4,865	4,865,000
Arkansas Development Finance Authority, Refunding RB, VRDN, S/F Housing, Mortgage-Backed Securities/Mortgage Loans Program, Series C, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.19%, 5/07/15 (a)	14,285	14,285,000

		19,150,000
California — 7.9%
California Health Facilities Financing Authority, RB, VRDN, P-FLOATS, Providence Health Services, Series B (Bank of America NA SBPA), 0.12%, 5/07/15 (a)(b)(c)	7,940	7,940,000
California State University, GO, (Wells Fargo Bank NA LOC), 0.04%, 5/05/15	5,000	5,000,000
California State University, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Class A (Citibank NA SBPA), 0.12%, 5/07/15 (a)(b)(c)	8,775	8,775,000
City of Los Angeles California Wastewater System, TECP, 0.07%, 5/13/15	12,210	12,210,000
City of Los Angeles California Department of Airports, RB:
(Summit Bank LOC), 0.06%, 5/15/15	4,250	4,250,000
VRDN, TECP (Wells Fargo Bank NA LOC), 0.06%, 5/18/15	8,500	8,500,000
Los Angeles County Housing Authority, Refunding RB, Lincoln Malibu Meadows II LP, VRDN (Fannie Mae Liquidity Agreement), 0.14%, 5/07/15 (a)	5,799	5,799,000
Los Angeles County Schools, RB:
Series A1, 1.50%, 6/01/15	1,200	1,201,387
Series A2, 1.50%, 6/30/15	400	400,869
Los Angeles Department of Water & Power, Refunding RB, Sub-Series B-5, VRDN (Bank of Montreal SBPA), 0.11%, 5/07/15 (a)	2,000	2,000,000
Riverside Redevelopment Agency Successor Agency, Refunding, Tax Allocation Bonds, Series A, 2.00%, 9/01/15	500	503,021
San County Diego, COP, Refunding Series A, 5.00%, 10/15/15	2,000	2,044,207
Municipal Bonds	Par (000)	Value
California (concluded)
Santa Clara Valley Water District, (Manufacturer’s & Traders Bank LOC), 0.04%, 5/13/15	$4,170	$4,170,000
State of California, RB, RAN, 1.50%, 6/22/15	10,000	10,019,634
State of California, GO, VRDN, Refunding (Royal Bank Canada LOC), 0.07%, 5/07/15 (a)	5,100	5,100,000

		77,913,118
Colorado — 0.4%
Sheridan Redevelopment Agency, Refunding, Tax Allocation Bonds, VRDN, South Santa Fe Drive (JPMorgan Chase Bank NA LOC), 0.15%, 5/07/15 (a)	4,000	4,000,000
Connecticut — 3.1%
Capital City Connecticut EDA, RB, VRDN, Series B (Bank of America NA SBPA), 0.08%, 5/07/15 (a)	600	600,000
City of Danbury Connecticut, GO, BAN, Refunding, 1.00%, 7/23/15	8,775	8,792,536
Connecticut Housing Finance Authority, Refunding RB, VRDN (a):
Housing Mortgage Finance Program, Sub-Series A-2 (JPMorgan Chase Bank SBPA), 0.14%, 5/01/15	3,000	3,000,000
Sub-Series A-1 (JPMorgan Chase Bank NA SBPA), 0.14%, 5/01/15	3,600	3,600,000
Sub-Series B-6 (Bank of Tokyo-Mitsubishi UFJ SBPA), 0.11%, 5/07/15	7,000	7,000,000
Sub-Series C-2, M/F Housing (Bank of Tokyo-Mitsubishi UFJ SBPA), 0.10%, 5/07/15	1,400	1,400,000
Connecticut State Health & Educational Facility Authority, Refunding RB, VRDN, FLOATS, Series 1884 (Wells Fargo Bank NA SBPA), 0.18%, 5/07/15 (a)(b)(c)	2,200	2,200,000
Town of Enfield Connecticut, GO, Refunding BAN, 1.00%, 8/11/15	3,700	3,708,875

		30,301,411
Delaware — 0.3%
BB&T Municipal Trust, FLOATS, VRDN, Series 5000 (Rabobank International LOC, Rabobank Nederland NV SBPA), 0.21%, 5/07/15 (a)(b)(c)	2,280	2,280,000
New County Castle, GO, Refunding Series A, 5.00%, 7/15/15	215	217,123

		2,497,123
District of Columbia — 0.5%
District of Columbia Housing Finance Agency, RB, Edgewood Terrace I Project, 0.28%, 12/01/15 (a)	2,800	2,800,000
District of Columbia Water & Sewer Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2013-0012, Class A (AGM) (Citibank NA SBPA), 0.13%, 5/07/15 (a)(b)(c)	2,100	2,100,000

		4,900,000
Florida — 1.6%
City of Jacksonville, Refunding RB, Series A, VRDN (JPMorgan Chase Bank NA SBPA), 0.12%, 5/07/15 (a)	6,100	6,100,000
County of Miami-Dade Florida, RB, VRDN, Florida Professional Sports Franchise Facilities, Series E (Wells Fargo Bank NA LOC), 0.12%, 5/07/15 (a)	8,750	8,750,000

See Notes to Financial Statements.

38	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
Jacksonville Housing Finance Authority, HRB, VRDN, M/F Housing, Hartwood Apartments, AMT (Federal Home Loan Mortgage Corp. LOC), 0.13%, 5/07/15 (a)	$300	$300,000
State of Florida, GO, Refunding, Series C, 5.00%, 6/01/15	280	281,145
State of Florida Lottery Revenue, Refunding RB, Series F, 5.00%, 7/01/15	600	604,810

		16,035,955
Georgia — 0.1%
Metropolitan Atlanta Rapid Transit Authority, RB, Series A, 0.10%, 5/07/15 (a)	700	699,976
Hawaii — 0.2%
State of Hawaii, GO, Refunding (AMBAC), 5.00%, 7/01/15 (d)	2,100	2,116,824
Illinois — 3.0%
City of Chicago Illinois, GO, VRDN, BB&T Municipal Trust, Refunding, FLOATS, Series 2008-43 (Branch Banking & Trust LOC, Branch Banking & Trust Liquidity Agreement), 0.15%, 5/07/15 (a)(b)(c)	2,660	2,660,000
City of Chicago Illinois, RB, VRDN, Groot Industries, Inc. Project, AMT (JPMorgan Chase Bank NA LOC), 0.57%, 5/07/15 (a)	400	400,000
City of Chicago Illinois Waterworks Revenue, Refunding RB, VRDN, 0.13%, 5/07/15 (a)	4,200	4,200,000
Illinois Housing Development Authority, Refunding RB, VRDN, Lakeshore Plaza (JPMorgan Chase Bank NA LOC), 0.12%, 5/07/15 (a)	4,470	4,470,000
State of Illinois, GO, VRDN (Northern Trust LOC), 0.09%, 5/07/15 (a)	18,000	18,000,000

		29,730,000
Indiana — 1.6%
Indiana Finance Authority, RB, VRDN, Lease Appropriation, Stadium Project, Series A-1 (Bank of New York Mellon SBPA), 0.14%, 5/01/15 (a)	13,900	13,900,000
Purdue University, RB, Student Facilities System, Series A, VRDN, 0.08%, 5/07/15 (a)	1,820	1,820,000

		15,720,000
Iowa — 2.4%
Iowa Finance Authority, RB, VRDN, CJ BIO America, Inc. Project (Korea Development Bank LOC), 0.20%, 5/07/15 (a)	24,000	24,000,000
Kansas — 3.2%
City of Lawrence Kansas, RB, VRDN, Multi-Modal Development, ProSoCo Project, Series A, AMT (US Bank NA LOC), 0.17%, 5/07/15 (a)	1,385	1,385,000
City of Wichita Kansas, GO, Refunding:
0.25%, 10/15/15	10,000	10,001,327
AMT, 0.30%, 10/15/15	15,000	15,001,647
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 3206, AMT (JPMorgan Chase Bank NA SBPA), 0.15%, 5/07/15 (a)(b)(c)	1,630	1,630,000
State of Kansas Department of Transportation, Refunding RB, Series B-1, 0.11%, 5/01/15 (a)	3,100	3,100,000

		31,117,974
Municipal Bonds	Par (000)	Value
Kentucky — 0.2%
City of Glasgow Kentucky, RB, VRDN, Felker Brothers Corp. Project, AMT (JPMorgan Chase Bank NA LOC), 0.19%, 5/07/15 (a)	$1,475	$1,475,000
Louisiana — 2.3%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN, BASF Corp. Project, AMT (a):
0.17%, 5/07/15	4,000	4,000,000
0.17%, 5/07/15	10,000	10,000,000
Louisiana Public Facilities Authority, RB, VRDN, Air Products and Chemicals Project 0.10%, 5/01/15 (a)	9,000	9,000,000

		23,000,000
Maine — 0.4%
Town of Kittery Maine, GO, BANS, 1.00%, 9/15/15	3,720	3,730,579
Town of Windham Maine, GO, Refunding, 3.00%, 11/01/15	600	608,323

		4,338,902
Maryland — 2.6%
County of Montgomery Maryland, GO, Refunding, Series A, 5.00%, 11/01/15	200	204,748
County of Montgomery Maryland, TECP, 0.05%, 5/06/15	7,400	7,400,000
County of Washington Maryland, RB, VRDN (Manufacturers & Traders LOC) (a):
Conservit, Inc. Facility, 0.23%, 5/01/15	2,870	2,870,000
Homewood Williamsport Facility, 0.13%, 5/05/15	6,125	6,125,000
Maryland EDC, RB, VRDN, AMT (Manufacturers & Traders LOC) (a):
Gamse Lithographing Co. Facilities, 0.23%, 5/01/15	635	635,000
Linemark Printing Project, 0.28%, 5/01/15	4,380	4,380,000
Maryland State Transportation Authority, Refunding RB, Memorial Park Project, 2.00%, 7/01/15	800	802,447
State of Maryland, GO, Refunding, 2nd Series E, 5.00%, 8/03/15	3,300	3,341,239

		25,758,434
Massachusetts — 7.8%
City of New Bedford Massachusetts, GO, Refunding, 1.25%, 2/05/16	4,935	4,974,252
City of Pittsfield Massachusetts, BAN, 1.00%, 6/26/15	1,980	1,982,394
Massachusetts Bay Transportation Authority, RB, Clipper Tax-Exempt Certificate Trust, VRDN, Series 2009-47 (State Street Bank & Trust Co. SBPA), 0.14%, 5/07/15 (a)(b)(c)	10,000	10,000,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, 7-Month Window, Senior Series A, 0.20%, 11/27/15 (a)	12,550	12,550,000
Massachusetts Development Finance Agency, RB, VRDN, Partners Healthcare System, Series K-1 (Wells Fargo Bank NA SBPA), 0.10%, 5/07/15 (a)	8,900	8,900,000
Massachusetts Housing Finance Agency, RB, Quincy Point, M/F Housing, 0.33%, 1/15/16 (a)	6,500	6,500,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015	39

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts State Department of Transportation, Refunding RB, VRDN, Contract Assistance, Series A-2 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.09%, 5/07/15 (a)	$20,000	$20,000,000
Town of East Longmeadow Massachusetts, GO, BAN, 1.00%, 6/30/15	500	500,640
Town of Yarmouth Massachusetts, GO, Refunding, 2.00%, 6/01/15	270	270,412
University of Massachusetts Building Authority, Refunding RB, VRDN, 7-Month Window, Senior Series 2, 0.20%, 11/27/15 (a)	11,165	11,165,000

		76,842,698
Michigan — 1.2%
Michigan State Building Authority, Refunding RB, VRDN (Citibank NA LOC), 0.10%, 5/07/15 (a)	2,820	2,820,000
Michigan State Hospital Finance Authority, Refunding RB, VRDN:
0.18%, 5/07/15 (a)	6,995	6,995,000
0.17%, 11/30/47	810	810,000
Traverse City Area Public Schools, GO, Refunding, 5.00%, 5/01/15	655	655,000

		11,280,000
Minnesota — 0.5%
Minneapolis Minnesota Health Care System, RB, VRDN, FLOATS, Fairview Health Services, Series E-19 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.11%, 5/07/15 (a)(b)(c)	4,700	4,700,000
State of Minnesota, GO, Refunding, Series F, 4.00%, 8/03/15	330	333,051

		5,033,051
Mississippi — 2.0%
Mississippi Business Finance Corp., RB, Series C, VRDN, Chevron Project (a):
0.11%, 5/01/15	9,450	9,450,000
0.11%, 5/01/15	10,330	10,330,000

		19,780,000
Missouri — 0.9%
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT, 0.17%, 5/07/15 (a)	8,000	8,000,000
State of Missouri, COP, Refunding Series A, 1.50%, 10/01/15	410	412,154

		8,412,154
Montana — 1.3%
City of Forsyth Montana, Refunding RB, VRDN, Pollution Control Revenue, Pacificorp Project (Bank of Nova Scotia LOC), 0.13%, 5/01/15 (a)	13,000	13,000,000
Nebraska — 1.5%
Douglas County School District No. 17, GO, Refunding, 3.00%, 6/15/15	1,310	1,314,585
Nebraska Investment Finance Authority, Refunding RB, VRDN, S/F Housing, Series B (Ginnie Mae, Fannie Mae & Federal Home Loan Bank SBPA), 0.09%, 5/07/15 (a)	13,655	13,655,000

		14,969,585
Municipal Bonds	Par (000)	Value
Nevada — 0.4%
County of Clark Nevada School District, BB&T Municipal Trust, GO, VRDN (Branch Banking & Trust LOC, Branch Banking & Trust Liquidity Agreement), 0.13%, 5/07/15 (a)(b)(c)	$3,470	$3,470,000
New Hampshire — 0.9%
City of Nashua New Hampshire, GO, Refunding, 4.00%, 7/15/15	530	534,171
County of Merrimack New Hampshire, GO, TAN, 2.00%, 12/30/15	7,870	7,963,511

		8,497,682
New Jersey — 0.2%
Middletown Township Board of Education, GO, Refunding, 4.00%, 8/03/15	230	232,146
New Jersey Educational Facilities Authority, Refunding RB, Series E, 5.00%, 7/01/15	200	201,603
Township of Mansfield New Jersey/Burlington County, GO, BAN, Refunding, Series A, 1.00%, 11/05/15	1,810	1,816,787

		2,250,536
New Mexico — 0.3%
New Mexico Finance Authority, RB, Senior Series A (NPFGC), 5.25%, 6/15/15	2,870	2,888,076
State of New Mexico Severance Tax Permanent Fund, Refunding RB, Series A, 5.00%, 7/01/15	400	403,283

		3,291,359
New York — 5.9%
City of New York New York Industrial Development Agency, RB, VRDN, Korean Air Lines Co. Ltd. Project, AMT (Kookmin Bank LOC) (a):
Series A, 0.21%, 5/07/15	7,500	7,500,000
Series B, 0.21%, 5/07/15	11,000	11,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, VRDN (a):
Sub-Series A-4 (The Northern Trust Corp. SBPA), 0.12%, 5/01/15	1,500	1,500,000
Sub-Series E-4 (Bank of America SBPA), 0.13%, 5/01/15	10,000	10,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, VRDN, Sub-Series A-4 (TD Bank NA SBPA), 0.12%, 5/01/15 (a)	2,350	2,350,000
New York City Water & Sewer System, Refunding RB, VRDN (a):
2nd General Resolution, Series BB-4 (Wells Fargo Bank NA SBPA), 0.11%, 5/01/15	8,500	8,500,000
Series 2843 (Morgan Stanley Bank SBPA), 0.12%, 5/07/15 (b)	5,565	5,565,000
New York State HFA, HRB, VRDN, M/F Housing, Clinton Park, Series A (Federal Home Loan Mortgage Corp. Guarantor, Federal Home Loan Mortgage Corp. Liquidity Agreement), 0.07%, 5/07/15 (a)	3,190	3,190,000
Upstate Telecommunications Corp., RB, VRDN, Information Technology (Manufacturers & Traders LOC), 0.13%, 5/01/15 (a)	8,070	8,070,000

		57,675,000

See Notes to Financial Statements.

40	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina — 4.5%
Charlotte Housing Authority North Carolina, RB, VRDN, Stonehaven East Project (Wells Fargo Bank NA LOC), 0.12%, 5/07/15 (a)	$4,050	$4,050,000
Charlotte-Mecklenburg Hospital Authority, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Carolinas Healthcare System, Series 2011-72, Class C (Wells Fargo Bank NA SBPA), 0.15%, 5/07/15 (a)(b)(c)	1,590	1,590,000
City of Charlotte North Carolina Water & Sewer System, RB, VRDN, Series B (Wells Fargo Bank NA SBPA), 0.12%, 5/07/15 (a)	10,000	10,000,000
City of Raleigh North Carolina, Refunding RB, VRDN, 7-Month Window, 0.22%, 11/27/15 (a)	4,020	4,020,000
City of Raleigh North Carolina Combined Enterprise System Revenue, RB, Series B, VRDN (Wells Fargo SBPA), 0.14%, 5/07/15 (a)	7,000	7,000,000
County of Buncombe North Carolina Metropolitan Sewerage District, Refunding RB, 4.00%, 7/01/15	800	805,129
County of Guilford North Carolina Industrial Facilities & Pollution Control Financing Authority, IDRB, VRDN, National Sherman, AMT (Commerce Bank NA LOC), 0.34%, 5/07/15 (a)	1,400	1,400,000
County of Johnston North Carolina, Refunding RB, 2.00%, 6/01/15	690	691,087
County of Mecklenburg North Carolina, GO, Refunding, VRDN, 7-Month Window, Series D, 0.22%, 5/07/15 (a)	12,670	12,670,000
North Carolina Capital Facilities Finance Agency, Refunding RB, VRDN (Citibank NA Liquidity Agreement), 0.09%, 5/07/15 (a)(b)	2,400	2,400,000

		44,626,216
Ohio — 0.2%
County of Lucas Ohio, GO, Refunding, 1.00%, 7/14/15	1,080	1,081,814
State of Ohio, GO, 5.00%, 5/01/15	100	100,000
State of Ohio, GO, Refunding, Higher Education, Series C, 5.00%, 8/03/15	500	506,155

		1,687,969
Oklahoma — 0.1%
County of Tulsa Oklahoma ISD No. 1 Tulsa, GO, Series B, 1.10%, 8/03/15	760	761,611
Pennsylvania — 2.0%
Delaware River Port Authority, Refunding RB, VRDN, Series A (Royal Bank of Canada LOC), 0.10%, 5/07/15 (a)	2,010	2,010,000
Pennsylvania Economic Development Financing Authority, RB, VRDN, Merck & Co., Inc., West Point Project, AMT (Manufacturers & Traders Trust Co. LOC), 0.13%, 5/07/15 (a)	15,800	15,800,000
University of Pittsburgh Commonwealth Higher Education, TECP, 0.06%, 5/18/15	2,200	2,200,000

		20,010,000
South Carolina — 1.3%
South Carolina State Public Service Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0007, Class A (Citibank NA SBPA), 0.26%, 5/07/15 (a)(b)(c)	13,150	13,150,000
Municipal Bonds	Par (000)	Value
Tennessee — 2.3%
Counties of Nashville & Davidson Tennessee Metropolitan Government Electric Revenue, RB, Series A, 2.00%, 5/15/15	$960	$960,681
Counties of Nashville & Davidson Tennessee Metropolitan Government Health & Educational Facilities Board, RB, VRDN, 7-Month Window, Ascension Health Credit Group, Series B-1, 0.18%, 11/27/15 (a)	21,575	21,575,000

		22,535,681
Texas — 21.2%
City of Klein Texas ISD, GO, PSF-GTD, 4.15%, 8/01/15 (d)	510	515,033
City of Laredo Texas, GO, Refunding (AMBAC), 5.00%, 8/17/15	600	608,549
County of Harris Texas, GO, VRDN, Clipper Tax-Exempt Certificate Trust, Series 2009-73 (State Street Bank & Trust Co. SBPA), 0.14%, 5/07/15 (a)	10,360	10,360,000
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Christus Health, Series C-4 (Bank of Montreal LOC), 0.10%, 5/07/15 (a)	8,280	8,280,000
Denton ISD, GO, School Building, Series B, VRDN (Bank of Tokyo-Mitsubishi SBPA), 0.12%, 5/07/15 (a)	3,000	3,000,000
Gulf Coast Texas Waste Disposal Authority, RB, VRDN, Air Products Project, 0.10%, 5/07/15 (a)	4,100	4,100,000
Lower Neches Valley Authority, Refunding RB, Chevron USA, Inc. Project, 0.09%, 8/17/15 (a)	6,590	6,590,000
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.12%, 5/07/15 (a)	33,250	33,250,000
Port of Freeport Texas, RB, VRDN, BASF Corp. Project, AMT (a):
0.17%, 5/07/15	19,500	19,500,000
Multi-Mode, 0.17%, 5/07/15	20,000	20,000,000
Port of Houston Authority Texas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding, VRDN, Series A, AMT (JPMorgan Chase Bank NA SBPA), 0.15%, 5/07/15 (a)(b)(c)	25,215	25,215,000
Port of Port Arthur Texas Navigation District, RB, VRDN, AMT (a):
BASF Corp. Project, Series A, 0.17%, 5/07/15	15,000	15,000,000
Total Petrochemicals Project, 0.12%, 5/07/15	26,000	26,000,000
San Jacinto Texas Community College District, GO, VRDN, FLOATS, Series 2976 (Morgan Stanley Bank Liquidity Agreement), 0.12%, 5/07/15 (a)(b)(c)	3,000	3,000,000
State of Texas, GO, TRAN, 1.50%, 8/31/15	25,000	25,113,767
State of Texas, GO, VRDN, Series D (State Street Bank & Trust Co. SBPA), 0.10%, 5/07/15 (a)	4,640	4,640,000
Tarrant Regional Water District, Refunding RB, 2.00%, 3/01/16	320	324,387
Texas Public Finance Authority, RB, Series B, 5.00%, 7/01/15 (d)	1,800	1,814,590
West Harris County Regional Water Authority, Refunding RB, 2.00%, 12/15/15	430	434,831

		207,746,157

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015	41

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Utah — 0.1%
Snyderville Basin Water Reclamation District, RB, 2.00%, 9/15/15	$470	$472,973
Virginia — 6.3%
City of Alexandria Virginia IDA, RB, VRDN, Young Men’s Christian Association (Manufacturers & Traders LOC), 0.13%, 5/05/15 (a)	592	592,000
City of Alexandria Virginia IDA, Refunding RB, VRDN, Goodwin House (Wells Fargo Bank NA SBPA), 0.12%, 5/01/15 (a)	380	380,000
City of Lexington Virginia IDA, RB, VRDN, Washington & Lee University, 0.11%, 5/07/15 (a)	385	385,000
City of Newport News Virginia, GO, Refunding:
Series A, 3.00%, 7/15/15	1,800	1,810,546
Series B, 5.25%, 7/01/15	310	312,644
City of Virginia Beach Virginia, GO, Series A, 5.00%, 5/01/15	1,250	1,250,000
County of Fairfax Virginia EDA, RB, VRDN, Capital Hospice Project (Branch Banking & Trust LOC), 0.11%, 5/07/15 (a)	335	335,000
County of Fairfax Virginia IDA, RB, VRDN, Inova Health System Projects, Series A-1 (TD Bank NA SBPA), 0.12%, 5/07/15 (a)	18,000	18,000,000
County of Fairfax Virginia IDA, Refunding RB:
4.00%, 5/15/15	310	310,469
VRDN, Series A-2, Inova Health System Project, 0.11%, 5/07/15 (a)	400	400,000
VRDN, Window, Healthcare, Inova Health System, Series C, 0.19%, 5/07/15 (a)	7,305	7,305,000
County of Loudoun Virginia, GO, Series A:
5.00%, 12/01/15 (e)	215	221,101
5.00%, 12/01/15	985	1,012,953
County of Loudoun Virginia IDA, RB, VRDN, Howard Hughes Medical Institute Issue, Series F, 0.12%, 5/07/15 (a)	300	300,000
County of Spotsylvania Virginia EDA, Refunding RB, 2.00%, 6/01/15	240	240,356
County of Sussex Virginia IDA, RB, VRDN, McGill Environmental System, AMT (Branch Banking & Trust LOC), 0.14%, 5/07/15 (a)	960	960,000
Loudoun County EDA, RB, 3.00%, 12/01/15	500	508,338
Peninsula Ports Authority, Refunding RB, VRDN, Dominion Term Project, Series D (U.S. Bank NA SBPA), 0.10%, 5/01/15 (a)	3,150	3,150,000
State of Virginia Commonwealth Transportation Board, RB, VRDN, Clipper Tax-Exempt Certificate Trust, Series A (State Street Bank & Trust Co. Liquidity Agreement), 0.11%, 5/07/15 (a)	2,450	2,450,000
State of Virginia HDA, Refunding RB, MERLOTS, VRDN, S/F Housing, Series C42, AMT (Wells Fargo Bank NA SBPA), 0.18%, 5/07/15 (a)(b)(c)	3,470	3,470,000
Municipal Bonds	Par (000)	Value
Virginia (concluded)
University of Virginia, RB, VRDN, Eagle-20140048, Class A (Citibank NA Liquidity Agreement), 0.12%, 5/07/15 (a)(b)(c)	$2,110	$2,110,000
University of Virginia, TECP, 0.06%, 5/18/15	12,350	12,350,000
Virginia Beach Development Authority, RB, Series A, 2.00%, 5/01/15	380	380,000
Virginia College Building Authority, RB, VRDN, 21st Century College, Series B (Wells Fargo Bank NA SBPA), 0.12%, 5/01/15 (a)	1,280	1,280,000
Virginia Public Building Authority, RB, Series C, 5.00%, 8/03/15	2,400	2,429,081

		61,942,488
Washington — 2.1%
City of Seattle Washington Municipal Light & Power, Refunding RB, VRDN, FLOATS, Series 2011-18, Class C (Wells Fargo Bank NA SBPA), 0.14%, 5/07/15 (a)(b)(c)	9,730	9,730,000
State of Washington District Project, RB, VRDN, FLOATS, Series 14W (Barclays Bank PLC SBPA), 0.18%, 5/07/15 (a)(b)(c)	11,320	11,320,000

		21,050,000
West Virginia — 0.1%
State of West Virginia, GO, Refunding, State Road, 5.00%, 6/01/15 (e)	920	923,887
Wisconsin — 0.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, VRDN, Ascension Health Alliance, Series B-5, 0.17%, 5/07/15 (a)	6,310	6,310,000
Wyoming — 1.6%
City of Green River Wyoming, RB, VRDN, OCI Wyoming LP Project, AMT (Comerica Bank LOC), 0.21%, 5/07/15 (a)	4,600	4,600,000
County of Laramie Wyoming, Refunding RB, VRDN, Cheyenne Power Co. Project, AMT (Wells Fargo Bank NA LOC) (a):
Series A, 0.14%, 5/07/15	5,000	5,000,000
Series B, 0.14%, 5/07/15	3,500	3,500,000
County of Sweetwater, Refunding RB, VRDN, PacifiCorp Project (Bank of Nova Scotia LOC), 0.11%, 5/07/15 (a)	2,300	2,300,000

		15,400,000
Total Investments (Cost — $970,682,534*) — 98.8%		970,682,534
Other Assets Less Liabilities — 1.2%		11,622,286

Net Assets — 100.0%		$982,304,820

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

See Notes to Financial Statements.

42	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015

Schedule of Investments (concluded)	Master Institutional Tax-Exempt Portfolio

(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Security is collateralized by municipal or U.S. Treasury obligations.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments, refer to Note 2 of the Notes to Financial Statements.

As of April 30, 2015, the following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Investments[1]	—	$970,682,534	—	$970,682,534
[1] See above Schedule of Investments for values in each state or political sub-division.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of April 30, 2015, cash of $1,747,220 was categorized as level 1 within the disclosure hierarchy.

During the year ended April 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015	43

Statements of Assets and Liabilities

April 30, 2015	Master Premier Institutional Portfolio	Master Institutional Portfolio	Master Institutional Tax-Exempt Portfolio

Assets
Investments at value — unaffiliated[1]	$2,828,909,300	$3,132,469,296	$970,682,534
Repurchase agreements, at value[2]	610,441,000	367,080,000	—
Cash	265,282	935,763	1,747,220
Investments sold receivable	—	—	9,596,192
Interest receivable	2,152,979	1,051,923	1,193,040
Contributions receivable from investors	—	—	88
Prepaid expenses	16,023	—	4,290

Total assets	3,441,784,584	3,501,536,982	983,223,364

Liabilities
Investments purchased payable	—	—	810,066
Investment advisory fees payable	160,459	156,341	7,025
Professional fees payable	68,027	56,573	53,058
Custodian fees payable	30,611	28,148	24,094
Directors’ fees payable	7,747	9,644	3,361
Withdrawals payable to investors	—	26,504,594	—
Other accrued expenses payable	72,742	65,986	20,940

Total liabilities	339,586	26,821,286	918,544

Net Assets	$3,441,444,998	$3,474,715,696	$982,304,820

Net Assets Consist of
Investors’ capital	$3,441,444,998	$3,474,715,696	$982,304,820

[1] Investments at cost — unaffiliated	$2,828,909,300	$3,132,469,296	$970,682,534
[2] Repurchase agreements at cost	$610,441,000	$367,080,000	—

See Notes to Financial Statements.

44	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015

Statements of Operations

Year Ended April 30, 2015	Master Premier Institutional Portfolio	Master Institutional Portfolio	Master Institutional Tax-Exempt Portfolio

Investment Income
Interest	$12,310,948	$9,466,494	$1,139,820

Expenses
Investment advisory	2,543,705	2,090,545	625,674
Custodian	233,796	204,835	85,518
Accounting services	92,207	84,412	71,982
Professional	54,282	53,156	51,542
Directors	57,264	47,607	19,347
Insurance	45,584	28,539	8,930
Printing	3,525	7,723	3,304
Miscellaneous	26,047	66,095	940

Total expenses	3,056,410	2,582,912	867,237
Less fees waived by Manager	—	—	(462,725)
Less fees paid indirectly	—	(68)	(77)

Total expenses after fees waived and paid indirectly	3,056,410	2,582,844	404,435

Net investment income	9,254,538	6,883,650	735,385

Realized Gain
Net realized gain from investments	427,217	119,252	140,443

Net Increase in Net Assets Resulting from Operations	$9,681,755	$7,002,902	$875,828

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015	45

Statements of Changes in Net Assets	Master Institutional Money Market LLC

	Master Premier Institutional Portfolio
	Year Ended April 30,
Increase (Decrease) in Net Assets:	2015	2014

Operations
Net investment income	$9,254,538	$15,429,804
Net realized gain	427,217	712,289

Net increase in net assets resulting from operations	9,681,755	16,142,093

Capital Transactions
Proceeds from contributions	28,700,848,701	28,619,951,490
Value of withdrawals	(31,883,418,193)	(30,737,968,083)

Net decrease in net assets derived from capital transactions	(3,182,569,492)	(2,118,016,593)

Net Assets
Total decrease in net assets	(3,172,887,737)	(2,101,874,500)
Beginning of year	6,614,332,735	8,716,207,235

End of year	$3,441,444,998	$6,614,332,735

See Notes to Financial Statements.

46	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015

Statements of Changes in Net Assets	Master Institutional Money Market LLC

	Master Institutional Portfolio
	Year Ended April 30,
Increase (Decrease) in Net Assets:	2015	2014

Operations
Net investment income	$6,883,650	$8,604,007
Net realized gain	119,252	317,323

Net increase in net assets resulting from operations	7,002,902	8,921,330

Capital Transactions
Proceeds from contributions	23,663,435,554	33,760,146,882
Value of withdrawals	(24,720,917,723)	(34,950,142,401)

Net decrease in net assets derived from capital transactions	(1,057,482,169)	(1,189,995,519)

Net Assets
Total decrease in net assets	(1,050,479,267)	(1,181,074,189)
Beginning of year	4,525,194,963	5,706,269,152

End of year	$3,474,715,696	$4,525,194,963

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015	47

Statements of Changes in Net Assets	Master Institutional Money Market LLC

	Master Institutional Tax-Exempt Portfolio
	Year Ended April 30,
Increase (Decrease) in Net Assets:	2015	2014

Operations
Net investment income	$735,385	$1,021,247
Net realized gain	140,443	162,858

Net increase in net assets resulting from operations	875,828	1,184,105

Capital Transactions
Proceeds from contributions	9,409,031,541	7,693,494,203
Value of withdrawals	(9,856,637,076)	(7,821,189,126)

Net decrease in net assets derived from capital transactions	(447,605,535)	(127,694,923)

Net Assets
Total decrease in net assets	(446,729,707)	(126,510,818)
Beginning of year	1,429,034,527	1,555,545,345

End of year	$982,304,820	$1,429,034,527

See Notes to Financial Statements.

48	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015

Financial Highlights	Master Institutional Money Market LLC

	Master Premier Institutional Portfolio
	Year Ended April 30,
	2015	2014	2013	2012	2011

Total Return
Total return	0.19%	0.19%	0.27%	0.22%	0.33%

Ratios to Average Net Assets
Total expenses	0.06%	0.06%	0.06%	0.06%	0.05%

Total expenses after fees paid indirectly	0.06%	0.06%	0.06%	0.06%	0.05%

Net investment income	0.18%	0.18%	0.28%	0.23%	0.32%

Supplemental Data
Net assets, end of year (000)	$3,441,445	$6,614,333	$8,716,207	$8,056,529	$11,285,918

	Master Institutional Portfolio
	Year Ended April 30,
	2015	2014	2013	2012	2011

Total Return
Total return	0.18%	0.17%	0.26%	0.23%	0.37%

Ratios to Average Net Assets
Total expenses	0.06%	0.06%	0.06%	0.06%	0.05%

Total expenses after fees paid indirectly	0.06%	0.06%	0.06%	0.06%	0.05%

Net investment income	0.16%	0.16%	0.25%	0.22%	0.34%

Supplemental Data
Net assets, end of year (000)	$3,474,716	$4,525,195	$5,706,269	$5,509,866	$9,291,535

See Notes to Financial Statements.

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Financial Highlights	Master Institutional Money Market LLC

	Master Institutional Tax-Exempt Portfolio
	Year Ended April 30,
	2015	2014	2013	2012	2011

Total Return
Total return	0.08%	0.08%	0.17%	0.15%	0.34%

Ratios to Average Net Assets
Total expenses	0.07%	0.07%	0.06%	0.06%	0.05%

Total expenses after fees waived and paid indirectly	0.03%	0.06%	0.06%	0.06%	0.05%

Net investment income	0.06%	0.07%	0.17%	0.16%	0.34%

Supplemental Data
Net assets, end of year (000)	$982,305	$1,429,035	$1,555,545	$2,929,443	$5,151,618

See Notes to Financial Statements.

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Notes to Financial Statements	Master Institutional Money Market LLC

1. Organization:

Master Institutional Money Market LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Master LLC consists of five series, of which Master Premier Institutional Portfolio, Master Institutional Portfolio and Master Institutional Tax-Exempt Portfolio (collectively, the “Master Portfolios” or individually, a “Master Portfolio”) are included in these financial statements.

2. Significant Accounting Policies:

The Master Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master Portfolios:

Valuation: The Master Portfolios’ investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolios’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolios have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Repurchase Agreements: Master Premier Institutional Portfolio and Master Institutional Portfolio may enter into repurchase agreements. In a repurchase agreement, the Master Portfolios purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master Portfolios’ custodian or designated sub-custodians under tri-party repurchase agreements. The Master Portfolios, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, the Master Portfolios could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by the Master Portfolios under Master Repurchase Agreements (each, an “MRA”). The MRA permits the Master Portfolios, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Master Portfolios receive securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Master Portfolios would recognize a liability with respect to such excess collateral. The liability reflects the Master Portfolios’ obligation under bankruptcy law to return the excess to the counterparty.

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Notes to Financial Statements (continued)	Master Institutional Money Market LLC

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock,Inc. (“BlackRock”) for 1940 Act purposes.

The Master LLC, on behalf of the Master Portfolios, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master Portfolios’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Master Portfolio’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio. For such services, each Master Portfolio pays the Manager a monthly fee at an annual rate of 0.05% of each Master Portfolio’s average daily net assets.

The Manager voluntarily agreed to waive management fees and/or reimburse operating expenses to enable Master Institutional Tax-Exempt Portfolio to maintain a minimum level of daily net investment income. This amount is shown as fees waived by Manager in the Statements of Operations. The Manager may discontinue the waiver and/or reimbursement at any time.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

The Master Portfolios may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers, or common trustees. For the year ended April 30, 2015, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales
Master Institutional Tax-Exempt Portfolio	$858,475,000	$1,044,530,000

5. Income Tax Information:

The Master Portfolios are classified as partnerships for federal income tax purposes. As such, each investor in each Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of that Master Portfolio. Therefore, no federal income tax provision is required. It is intended that each Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Master Portfolio’s U.S. federal tax returns remains open for each of the four years ended April 30, 2015. The statutes of limitations on each Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolios as of April 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolios’ financial statements.

6. Principal Risks:

In the normal course of business, the Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Master Portfolios.

Certain obligations held by the Master Portfolios have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in

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Notes to Financial Statements (concluded)	Master Institutional Money Market LLC

creditworthiness of the entities that provide the credit enhancements or liquidity features. The Master Portfolios monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance period for amendments range between July 2015 and October 2016. When implemented, the changes may affect the Master Portfolios’ investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Master Portfolios continue to evaluate their strategy to implement the new regulations.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm	Master Institutional Money Market LLC

To the Directors and Investors of Master Institutional Money Market LLC:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Master Institutional Money Market LLC (the “Master LLC”), comprising Master Premier Institutional Portfolio, Master Institutional Portfolio, and Master Institutional Tax-Exempt Portfolio as of April 30, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Premier Institutional Portfolio, Master Institutional Portfolio, and Master Institutional Tax-Exempt Portfolio, each of Master Institutional Money Market LLC, as of April 30, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

June 22, 2015

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Officers and Directors

Name, Address[1] and Year of Birth	Position(s) Held with Trust/ Master LLC	Length of Time Served as a Director[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[2]
Rodney D. Johnson 1941	Chair of the Board and Director	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011.	33 RICs consisting of 159 Portfolios	None
David O. Beim 1940	Director	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 159 Portfolios	None
Collette Chilton 1958	Director	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	33 RICs consisting of 159 Portfolios	None
Frank J. Fabozzi 1948	Director	Since 2014	Editor of and Consultant for The Journal of Portfolio Management since 2006; Professor of Finance, EDHEC Business School since 2011; Visiting Professor, Princeton University from 2013 to 2014; Professor in the Practice of Finance and Becton Fellow, Yale University School of Management from 2006 to 2011.	109 RICs consisting of 235 Portfolios	None
Dr. Matina S. Horner 1939	Director	Since 2007	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 159 Portfolios	NSTAR (electric and gas utility)
Herbert I. London 1939	Director	Since 2007	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President Emeritus, Hudson Institute (policy research organization) from 2011 to 2012, President thereof from 1997 to 2011 and Trustee from 1980 to 2012; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (global internet service) since 2005; Director, Cerego, LLC (educational software) since 2005; Director, Cybersettle (online adjudication) since 2009; Director, AIMS Worldwide, Inc. (marketing) from 2007 to 2012.	33 RICs consisting of 159 Portfolios	None
Ian A. MacKinnon 1948	Director	Since 2012	Director, Kennett Capital, Inc. (investments) since 2006; Director, Free Library of Philadelphia from 1998 to 2008.	33 RICs consisting of 159 Portfolios	None
Cynthia A. Montgomery 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 159 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Director	Since 2007	Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Director, The West Penn Allegheny Health System (a not-for-profit health system) from 2008 to 2013; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 159 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 159 Portfolios	None

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Officers and Directors (continued)

Name, Address[1] and Year of Birth	Position(s) Held with Trust/ Master LLC	Length of Time Served as a Director[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[2] (concluded)
Toby Rosenblatt 1938	Director	Since 2007	President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC since 2007; Director, College Futures Foundation (philanthropic foundation) since 2009; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	33 RICs consisting of 159 Portfolios	None
Mark Stalnecker 1951	Director	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate since 2001; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014.	33 RICs consisting of 159 Portfolios	None
Kenneth L. Urish 1951	Director	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Immediate past- Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 159 Portfolios	None
Frederick W. Winter 1945	Director	Since 2007	Director, Alkon Corporation (pneumatics) since 1992; Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh from 2005 to 2013 and Dean thereof from 1997 to 2005; Director, Tippman Sports (recreation) from 2005 to 2013; Director, Indotronix International (IT services) from 2004 to 2008.	33 RICs consisting of 159 Portfolios	None
[1] The address of each Director is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[2]    Independent Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Directors on a case-by-case basis, as appropriate.

[3]    Date shown is the earliest date a person has served for the Trust/Master LLC. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Directors as joining the Trust’s/Master LLC’s board in 2007, those Independent Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999. Frank J. Fabozzi first became a member of the board of other funds advised by BlackRock Advisors, LLC or its affiliates in 1988.

Interested Director[4]
Barbara G. Novick 1960	President[5] and Director	Since 2015	Vice Chairman of BlackRock Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	109 RICs consisting of 235 Portfolios	None
[4] Ms. Novick is an “interested person,” as defined in the 1940 Act, of the Trust/Master LLC based on her position with BlackRock and its affiliates.
[5] President of the Trust.

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Officers and Directors (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with Trust/ Master LLC	Length of Time Served as a Director	Principal Occupation(s) During Past Five Years
Officers[2]
John M. Perlowski 1964	President[3] and Chief Executive Officer[4]	Since 2010	Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.
Richard Hoerner, CFA 1958	Vice President	Since 2009	Managing Director of BlackRock since 2000; Head of the Global Cash Group since 2013; Co-head of the Global Cash and Securities Lending Group from 2010 to 2013; Member of the Cash Management Group Executive Committee since 2005.
Jennifer McGovern 1977	Vice President	Since 2014	Director of BlackRock since 2011; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock from 2008 to 2010.
Neal Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of the MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock since 2014; Director of BlackRock from 2010 to 2013; Assistant Secretary of the BlackRock-advised funds from 2010 to 2012; General Counsel and Chief Operating Officer of Uhuru Capital Management from 2009 to 2010; Executive Director and Counsel of Goldman Sachs Asset Management from 2005 to 2009.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Trust/Master LLC serve at the pleasure of the Board.
[3] President of the Master LLC.
[4] Chief Executive Officer of both the Trust and the Master LLC.
Further information about the Officers and Directors is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 225-1576.

Effective December 31, 2014, Paul L. Audet and Henry Gabbay resigned as Directors of the Trust/Master LLC and Ronald W. Forbes resigned as a Director of the Trust/Master LLC and Co-Chair of the Board. Effective January 1, 2015, Collette Chilton, Barbara G. Novick and Mark Stalnecker were appointed to serve as Directors of the Trust/Master LLC.

Effective March 1, 2015, Charles Park resigned as Anti-Money Laundering Compliance Officer of the Trusts and Fernanda Piedra became Anti-Money Laundering Compliance Officer of the Trusts/Master LLC.

Effective May 18, 2015, Ian MacKinnon resigned as a Director of the Trust/Master LLC.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Trust One Financial Center Boston MA 02111

Transfer Agent Boston Financial Data Services Quincy, MA 02169	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

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Additional Information

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on Funds’ website at

http://www.fundsforinstitutions.com.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 225-1576.

Availability of Quarterly Schedule of Investments

The Trust/Master LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trust’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust/Master LLC use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at

http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trust/Master LLC voted proxies relating to securities held in the Trust’s/Master LLC’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

58	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2015

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectuses. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

FFI-4/15-AR

Item 2 –	Code of Ethics – Each registrant (or “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –	Audit Committee Financial Expert – Each registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Funds:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
FFI Government Fund	$31,713	$31,713	$0	$0	$9,792	$9,600	$0	$0
FFI Institutional Fund	$8,363	$8,363	$0	$0	$9,792	$9,600	$0	$0
FFI Institutional Tax- Exempt Fund	$8,363	$8,363	$0	$0	$10,812	$10,600	$0	$0
FFI Premier Institutional Fund	$8,363	$8,363	$0	$0	$9,792	$9,600	$0	$0
FFI Select Institutional Fund	$8,963	$8,963	$0	$0	$9,792	$9,600	$0	$0
FFI Treasury Fund	$29,463	$29,463	$0	$0	$9,792	$9,600	$0	$0
Master Institutional Portfolio	$36,813	$36,813	$0	$0	$13,260	$13,000	$0	$0
Master Institutional Tax-Exempt Portfolio	$36,463	$36,463	$0	$0	$13,260	$13,000	$0	$0
Master Premier Institutional Portfolio	$36,813	$36,813	$0	$0	$13,260	$13,000	$0	$0

The following table presents fees billed by D&T that were required to be approved by each registrant’s audit committee (each a “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,391,000	$2,555,000

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1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

Each Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the registrant’s Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrants which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the registrant’s Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by either Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
FFI Government Fund	$9,792	$9,600
FFI Institutional Fund	$9,792	$9,600
FFI Institutional Tax-Exempt Fund	$10,812	$10,600
FFI Premier Institutional Fund	$9,792	$9,600
FFI Select Institutional Fund	$9,792	$9,600
FFI Treasury Fund	$9,792	$9,600
Master Institutional Portfolio	$13,260	$13,000
Master Institutional Tax-Exempt Portfolio	$13,260	$13,000
Master Premier Institutional Portfolio	$13,260	$13,000

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,391,000 and $2,555,000, respectively, were billed by D&T to the Investment Adviser.

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(h) Each Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – See Item 2

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: July 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: July 1, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: July 1, 2015

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